           As filed with the U.S. Securities and Exchange Commission
                             on November 30, 1998

                       Securities Act File No. 333-61973
                    Investment Company Act File No. 811-8977

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [x]

                    Pre-Effective Amendment No. 1
                                   [x]

                   Post-Effective Amendment No. ___      [ ]

                                     and/or

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                             OF 1940            [x]

                           Amendment No. 1        [x]
                        (Check appropriate box or boxes)

                             Centurion Funds, Inc.
                    .......................................
               (Exact Name of Registrant as Specified in Charter)

  2425 East Camelback Road, Suite 530
  Phoenix, Arizona                                85016-4228
            ........................................................
(Address of Principal Executive Offices)              (Zip Code)

Registrant's Telephone Number, including Area Code: (602) 957-9789

                             Gerard P. Dipoto, Jr.
                             Centurion Funds, Inc.
                      2425 East Camelback Road, Suite 530
                          Phoenix,  Arizona 85016-4228
                     ......................................
                    (Name and Address of Agent for Service)

                                    Copy to:

                            Burton M. Leibert, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                         New York, New York 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended (the "1933 Act"), or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                             CENTURION FUNDS, INC.

                                  PROSPECTUS

                             December 4, 1998

                           Centurion U.S. Equity Fund

                      CENTURION INTERNATIONAL EQUITY FUND

                           CENTURION U.S. CONTRA FUND

                      Centurion International Contra Fund

As with all mutual funds, the Securities and Exchange Commission ("SEC") does not guarantee that the information in this Prospectus is accurate or complete, nor has it judged the above funds for investment merit. It is a criminal offense to state otherwise.

                                   CONTENTS


Overview...................................................................  1

Risk/Return Summary........................................................  2

Investor Expenses..........................................................  6

Centurion U.S. Equity Fund.................................................  7

Centurion International Equity Fund........................................  8

Centurion U.S. Contra Fund.................................................  9

Centurion International Contra Fund........................................ 11

More About Risk............................................................ 12

Management................................................................. 13

Account Policies........................................................... 15

Shareholder Services....................................................... 16

Distribution Policies and Taxes............................................ 17

Fund Details............................................................... 18

For Additional Information......................................... Back Cover

                                   OVERVIEW

Centurion Funds, Inc. (the "Company") is a newly organized no-load mutual fund complex with four separate diversified investment portfolios (each a "Fund"). The Funds are designed for professional money managers and knowledgeable investors who intend to invest in the Funds as part of a strategic or tactical asset allocation investment strategy. The Funds are not designed to be stand-alone investment vehicles, but rather, are to be used with certain other investments to provide a balance to the risks inherent in those investments.

Only investors who have entered into an investment management agreement with certain registered investment advisers ("Investment Professionals") and have a custodial relationship with Centurion Trust Company ("Centurion") are currently eligible to buy shares of the Funds. Investment Professionals provide investors asset allocation recommendations with respect to the Funds and other mutual funds based on an evaluation of an investor's investment goals, risk preferences and investment time horizons. The Funds were developed to afford Investment Professionals ready access to certain strategies designed to facilitate their management of the risks inherent in allocating their clients' assets among other available investment options. Fees paid to Investment Professionals for their services are in addition to the operating expenses of the Funds discussed in this Prospectus. Investors should consult their Investment Professional if in doubt about their fees.

Centurion currently serves as custodial agent for investors who are eligible to invest in the Funds. Centurion also serves as investment manager to each of the four Funds that make up the Company. Centurion has engaged the following sub-adviser(s) to manage all or a portion of a Fund's portfolio according to its investment goal and strategies.


U.S. EQUITY FUND                                             . PARAMETRIC PORTFOLIO ASSOCIATES ("PARAMETRIC")
                                                             . BEA ASSOCIATES ("BEA")
------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                                    . FRIENDS IVORY & SIME, INC. ("FISI")
                                                             . BEA
------------------------------------------------------------------------------------------------------------------
U.S. CONTRA FUND                                             . BEA
------------------------------------------------------------------------------------------------------------------
INTERNATIONAL CONTRA FUND                                    . BEA
------------------------------------------------------------------------------------------------------------------


INVESTMENT IN THE FUNDS INVOLVES SPECIAL RISKS, SOME NOT TRADITIONALLY ASSOCIATED WITH MUTUAL FUNDS. INVESTORS SHOULD CAREFULLY REVIEW AND EVALUATE THESE RISKS WHEN CONSIDERING AN INVESTMENT IN THE FUNDS. NONE OF THE FUNDS ALONE CONSTITUTES A BALANCED INVESTMENT PLAN.

                              RISK/RETURN SUMMARY

INVESTMENT GOALS AND PRINCIPAL STRATEGIES

Each Fund has adopted its own investment goal and employs certain strategies that result in its own risk/reward profile. Because you can lose money by investing in these Funds, be sure to read all risk disclosure carefully before investing.

---------------------------------------------------------------------------------------------------------------
        FUND / RISK FACTORS                            Investment Goal / Principal Strategies
---------------------------------------------------------------------------------------------------------------

U.S. Equity Fund                      SEEKS TO PROVIDE LONG-TERM AFTER-TAX GROWTH CONSISTENT WITH REASONABLE
 .  Market Risk                        EFFORTS TO PRESERVE CAPITAL.
 .  Tracking Error Risk                .  Parametric seeks to provide investment returns that, over the long
In order to achieve the Fund's           term, correspond to the performance of the Russell 3000(R) Index (the
 investment goal, Centurion has          "Russell Index").
 selected two sub-advisers,           .  Parametric invests primarily in common stocks and other equity
 Parametric and BEA, to conduct the      securities of U.S. issuers with total market capitalizations greater
 Fund's investment program.              than $1 billion at the time of purchase.
                                      .  Parametric utilizes certain strategies designed to minimize the impact of taxes on investors' returns.
                                      .  BEA uses certain hedging techniques designed to protect against or otherwise cushion price declines in the value of the Fund's portfolio.
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND             Seeks to provide long-term after-tax growth consistent with reasonable
 .  Foreign Securities Risk            efforts to preserve capital.
 .  Market Risk                        .  FISI seeks to provide investment returns that, over the long term,
 .  Tracking Error Risk                   correspond to the performance of the Morgan Stanley Capital
In order to achieve the Fund's           International Europe, Australasia, Far East (EAFE) Index (the "EAFE
 investment goal, Centurion has          Index").
 selected two sub-advisers, FISI      .  FISI invests primarily in common stocks and other equity securities
 and BEA, to conduct the Fund's          of non-U.S. issuers with total market capitalizations greater than $1
 investment program.                     billion at the time of purchase.
                                      .  FISI utilizes certain strategies designed to minimize the impact of taxes on investors' returns.
                                      .  BEA uses certain hedging techniques designed to protect against or otherwise cushion price declines in the value of the Fund's portfolio.
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
        FUND / RISK FACTORS                            Investment Goal / Principal Strategies
---------------------------------------------------------------------------------------------------------------

U.S. CONTRA FUND                      Seeks to provide protection against declines in the value of the U.S.
 .  Available Information Risk         equity allocation of certain assets custodied with Centurion (the "US
 .  Derivatives Risk                   Equity Benchmark").

 .  Exposure Risk                      .  Centurion advises BEA of the level and nature of the downside
 .  Market Risk                           protection desired for the U.S. Equity Benchmark and BEA, using
 .  Portfolio Turnover Rate Risk          statistical and quantitative analysis, selects the specific investments
 .  Regulatory Risk                       designed to provide this protection.
 .  Trading Halt Risk                  .  Centurion and BEA intend to pursue the Fund's investment goal
In order to achieve the Fund's           regardless of market conditions and will not invest the Fund's
 investment goal, Centurion has          portfolio, in the aggregate, in anticipation of rising U.S. equity
 selected BEA to assist it in            prices.
 conducting the Fund's investment     .  BEA trades primarily in (i) options on securities and stock indexes,
 program.                                (ii) stock index futures contracts, (iii) options on stock index futures contracts and (iv) Dow Jones Industrial Average Model New Depositary
                                         Shares ("DIAMONDS") and Standard & Poor's Depositary Receipts ("SPDRs").
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL CONTRA FUND             Seeks to provide protection against declines in the value of the
 .  Available Information Risk         non-U.S. equity allocation of certain assets custodied with Centurion
 .  Derivatives Risk                   (the "International Equity Benchmark").
 .  Exposure Risk                      .  Centurion advises BEA of the level and nature of the downside
 .  Foreign Securities Risk               protection desired for the International Equity Benchmark and BEA, using
 .  Market Risk                           statistical and quantitative analysis, selects the specific investments
 .  Portfolio Turnover Rate Risk          designed to provide this protection.
 .  Regulatory Risk                    .  Centurion and BEA intend to pursue the Fund's investment goal
 .  Trading Halt Risk                     regardless of market conditions and will not invest the Fund's
In order to achieve the Fund's           portfolio, in the aggregate, in anticipation of rising international
 investment goal, Centurion has          equity prices.
 selected BEA to assist it in         .  BEA engages in forward currency contracts and trades primarily in (i)
 conducting the Fund's investment        options on securities, currencies and stock indexes, (ii) stock index
 program.                                futures contracts, (iii) options on stock index futures contracts and
                                         (iv) World Equity Benchmark Shares ("WEBS").

---------------------------------------------------------------------------------------------------------------

The Russell Index is an unmanaged index composed of the 3000 largest U.S. publicly traded stocks, as determined by market capitalization. The EAFE Index is a broadly diversified international index composed of the equity securities of approximately 1,000 companies located outside the United States. Please read "Fund Details Benchmark Information" for more information about these securities indexes.

None of the Funds will invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent the benchmarks of the Centurion U.S. Equity Fund or the Centurion International Equity Fund are concentrated in a particular industry, these Funds will be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

A WORD ABOUT RISK

The principal risks of investing in the Funds are discussed below. Before you invest, please make sure you understand the risks that apply to your Fund. As with any mutual fund, there is no guarantee that you will make money over any period of time and you could lose money by investing in a Fund. All investments involve some level of risk. Simply defined, risk is the possibility that you may lose money and not make money.

Investments in the Funds are not bank deposits. They are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

AVAILABLE INFORMATION RISK. Because the mutual funds held by Centurion's clients are not required to report their securities holdings to Centurion, Centurion may be unable to determine current market exposure of the U.S. Equity Benchmark and the International Equity Benchmark, and thus may have imperfect knowledge of the exact risks to be hedged.

Derivatives Risk. A Fund's use of options, futures and options on futures ("derivatives") involves additional risks and transaction costs, such as, (i) adverse changes in the value of these instruments, (ii) imperfect correlation between the price of derivatives and movements in the price of the underlying securities, index or futures contracts, (iii) the fact that use of derivatives requires different skills than those needed to select portfolio securities, and
(iv) the possible absence of a liquid secondary market for a particular derivative at any moment in time.

Exposure Risk. Certain investments (such as options and futures) and certain practices may have the effect of magnifying declines as well as increases in a Fund's net asset value. Losses from buying and selling futures can be unlimited.

FOREIGN SECURITIES RISK. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. Investments in foreign countries also involve a risk of local political, economic or social instability. Additionally, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses.

MARKET RISK. The market value of a security may move up and down, sometimes rapidly and unpredictably. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them.

PORTFOLIO TURNOVER RATE RISK. The Company anticipates that investors that are part of a tactical or strategic asset allocation strategy may frequently redeem or exchange shares of the Centurion U.S. Contra Fund and/or the Centurion International Contra Fund, which will cause these Funds to experience higher portfolio turnover. A higher portfolio turnover rate may result in the Funds paying more brokerage commissions and generating greater tax liabilities for shareholders. Additionally, high portfolio turnover may adversely affect the ability of the Funds to meet their investment goals.

REGULATORY RISK. Positions in futures and related options will be entered into only to the extent they constitute permissible positions for a Fund according to applicable rules of the Commodity Futures Trading Commission. At times, a Fund may be constrained in its ability to use futures, options on futures or other derivatives by an unanticipated inability to close positions when it would be most advantageous to do so. Additionally, to the extent that a Fund engages in futures and related options for other than "bona fide" hedging purposes, aggregate initial margin and premiums required to establish these positions may not exceed 5% of the Fund's net asset value.

TRACKING ERROR RISK. Factors such as Fund expenses, imperfect correlation between a Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, and regulatory policies may affect the Centurion U.S. Equity Fund and the Centurion International Equity Fund's ability to provide investment returns that correspond to the performance of their respective benchmarks. Additionally, because these Funds may at times sell securities at a loss in order to reduce the Funds' capital gains distributions, these Funds should not be expected to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT RISK. Certain major exchanges on which options and futures contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs before the close of a trading day, a Fund may not be able to purchase or sell options or futures contracts. In such an event, the Fund also may be required to use a "fair-value" method to price its outstanding contracts.

                               INVESTOR EXPENSES

FEE TABLE

As an investor, you pay certain fees and expenses in connection with each Fund, which are described in the table below. "Shareholder Fees" are paid from your account. "Annual Fund Operating Expenses" are paid out of Fund assets, so their effect is included in the share price.



                                                                                         CENTURION
SHAREHOLDER FEES                                         CENTURION                     INTERNATIONAL
(paid directly from your investment)     CENTURION     INTERNATIONAL     CENTURION      CONTRA FUND
                                        U.S. EQUITY     EQUITY FUND     U.S. CONTRA
                                            FUND                            FUND

---------------------------------------------------------------------------------------------------------------------
Sales charge "load" on purchases             None        None              None              None
---------------------------------------------------------------------------------------------------------------------
Deferred sales charge "load"                 None        None              None              None
---------------------------------------------------------------------------------------------------------------------
Redemption fees                              None        None              None              None
---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(deducted from Fund assets)
---------------------------------------------------------------------------------------------------------------------
Management fees                              .75%        .75%              1.20%             1.20%
---------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees        None         None             None              None
---------------------------------------------------------------------------------------------------------------------
Other expenses*                              .60%         .65%             .59%              .64%
------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES**      1.35%        1.40%             1.79%             1.84%
------------------------------------------------------------------------------------------------------------------------


* "Other expenses" are based on estimated amounts for each Fund's first full fiscal year since the Funds have recently commenced operations.

** "Total annual fund operating expenses" do not reflect fee waivers and expense reimbursements. Centurion has voluntarily agreed to reduce or otherwise limit its "Management fee" for each of the Centurion U.S. Contra Fund and Centurion International Contra Fund as described below until further notice. Centurion is under no obligation to continue these waivers.

                                                                    TOTAL ANNUAL FUND OPERATING
                                          MANAGEMENT FEES                     EXPENSES
                                   ------------------------------  ------------------------------


Centurion U.S. Contra Fund                       .91%                           1.50%
Centurion International Contra Fund              .86%                           1.50%

EXPENSE EXAMPLES

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. the example, however, is only hypothetical and your actual costs may be higher or lower.

The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. the example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                              1 YEAR:                     3 YEARS:
--------------------------------------------------------------------------------------------------------------------
CENTURION U.S. EQUITY FUND                                     137                         428
--------------------------------------------------------------------------------------------------------------------
CENTURION INTERNATIONAL EQUITY FUND                            143                         443
--------------------------------------------------------------------------------------------------------------------
CENTURION U.S. CONTRA FUND                                     182                         563
--------------------------------------------------------------------------------------------------------------------
CENTURION INTERNATIONAL CONTRA FUND                            187                         579
--------------------------------------------------------------------------------------------------------------------

                           CENTURION U.S. EQUITY FUND

GOAL AND STRATEGIES

The Fund seeks to provide long-term after-tax growth consistent with reasonable efforts to preserve capital. The Fund is sub-advised by Parametric, which manages approximately 90% of the Fund's assets, and BEA, which manages the remaining 10% of the Fund's assets. This allocation of the Fund's assets between Parametric and BEA may vary from time to time. The Fund's investment goal may be changed by the Board of Directors without shareholder approval.

Parametric seeks to provide investment returns that, over the long term, correspond to the performance of the Russell Index. Parametric invests in domestic companies that it believes are undervalued and demonstrate long-term revenue and earnings growth potential. In evaluating companies for purchase, Parametric uses a proprietary quantitative model that ranks companies based on long-term price appreciation potential through analysis of such factors as growth of sustainable earnings and dividend behavior.

Parametric utilizes certain strategies designed to minimize the impact of taxes on investors' returns. The Fund seeks to minimize portfolio turnover in order to defer the realization, and minimize the distribution, of capital gains. Parametric considers the negative tax impact of realizing capital gains and the positive tax impact of realizing capital losses when deciding whether to sell portfolio securities. Parametric may, when appropriate, sell securities in order to realize capital losses. Realized capital losses can be used to offset realized capital gains and thus reduce the Fund's capital gains distributions. Additionally, Parametric will attempt to sell shares on which it has the highest cost basis in order to minimize capital gains distributions.

BEA uses certain hedging techniques designed to protect against or otherwise cushion price declines in the value of the Fund's portfolio. Because of the nature of the investments made by BEA on behalf of the Fund, BEA's trading could have an impact on Fund performance that is proportionately greater than the portion of Fund assets it manages.

PORTFOLIO INVESTMENTS

To achieve its investment goal, the Fund intends to invest at least 80% of its assets in common stocks and other equity securities of U.S. issuers with total market capitalizations greater than $1 billion at the time of purchase. Normally, the Fund invests substantially all of its assets in equity securities, including:

 .  common stocks;
 . securities convertible into common stocks; and . securities such as rights and warrants, whose values are based on common stocks.

Additionally, in an attempt to provide downside protection for the Fund's portfolio, BEA will trade in:

 .  options on securities and stock indexes;
 .  stock index futures contracts; and
 .  options on stock index futures contracts.

As a cash reserve, for liquidity purposes or as "cover" for positions it has taken, the Fund may temporarily invest all or part of the Fund's assets in cash or cash equivalents. The Fund may also invest in preferred stocks and non-convertible debt securities such as bonds, debentures and notes, and engage, to a limited extent, in other investment practices in order to achieve its investment goal.

RISK FACTORS

The Fund is subject to the following principal risk factors (discussed in the Fund's "Risk/Return Summary"):


 .  Market Risk                                    . Tracking Error Risk


Because the Fund seeks to provide attractive after-tax returns it may not provide as high a return before taxes as other funds with similar investment strategies that do not consider these tax implications. As such, investors who are not subject to current income tax should consider whether the Fund's investment strategies, in view of its tax-sensitive policies, are appropriate for their needs.

The value of your investment in the Fund will tend to increase during times when the value of the securities in the Russell Index is increasing. When the value of the securities in the Russell Index decreases, however, the value of your investment in the Fund should decrease as well. In both instances, the investment techniques employed by BEA on behalf of the Fund are designed to reduce the amount of these increases and decreases. To the extent that the Fund invests in certain securities, the Fund may be affected by additional risks as discussed in "More About Risk." Please read "More About Risk" carefully before you invest in the Fund.


                      CENTURION INTERNATIONAL EQUITY FUND

GOAL AND STRATEGIES

The Fund seeks to provide long-term after-tax growth consistent with reasonable efforts to preserve capital. The Fund is sub-advised by FISI, which manages approximately 90% of the Fund's assets, and BEA, which manages the remaining 10% of the Fund's assets. This allocation of the Fund's assets between FISI and BEA may vary from time to time. The Fund's investment goal may be changed by the Board of Directors without shareholder approval.

FISI seeks to provide investment returns that, over the long term, correspond to the performance of the EAFE Index. FISI invests in companies located outside the United States that it believes demonstrate long-term revenue and earnings growth potential. In evaluating companies for purchase, FISI conducts extensive financial screening and follows up with in-depth company analysis. FISI will allocate the Fund's assets in countries that are broadly in line with the country allocation of the EAFE Index, but may at times adjust the Fund's country allocation towards those countries that it believes will produce superior economic growth.

FISI utilizes certain strategies designed to minimize the impact of taxes on investors' returns. The Fund seeks to minimize portfolio turnover in order to defer the realization, and minimize the distribution, of capital gains. FISI considers the negative tax impact of realizing capital gains and the positive tax impact of realizing capital losses when deciding whether to sell portfolio securities. FISI may, when appropriate, sell securities in order to realize capital losses. Realized capital losses can be used to offset realized capital gains and thus reduce the Fund's capital gains distributions. Additionally, FISI will attempt to sell shares on which it has the highest cost basis in order to minimize capital gains distributions.

BEA uses certain hedging techniques designed to protect against or otherwise cushion price declines in the value of the Fund's portfolio. Because of the nature of the investments made by BEA on behalf of the Fund, BEA's trading could have an impact on Fund performance that is proportionately greater than the portion of Fund assets it manages.

PORTFOLIO INVESTMENTS

To achieve its investment goal, the Fund intends to invest at least 80% of its assets in common stocks and other equity securities of non-U.S. issuers with total market capitalizations greater than $1 billion at the time of purchase. Normally, the Fund invests substantially all of its assets in equity securities, including:

 .    common stocks;
 .    securities convertible into common stocks; and
 .    securities such as rights and warrants, whose values are based on common stocks.
Additionally, in an attempt to provide downside protection for the Fund's portfolio, BEA will trade in:

 .    options on securities, currencies and stock indexes;
 .    stock index futures contracts; and
 .    options on stock index futures contracts; and engage in
 .    forward currency contracts.

As a cash reserve, for liquidity purposes or as "cover" for positions it has taken, the Fund may temporarily invest all or part of the Fund's assets in cash or cash equivalents. The Fund may also invest in preferred stocks and non-convertible debt securities such as bonds, debentures and notes, and engage, to a limited extent, in other investment practices in order to achieve its investment goal.

RISK FACTORS

The Fund is subject to the following principal risk factors (discussed in the Fund's "Risk/Return Summary"):

 .  Foreign Securities Risk                  .  Tracking Error Risk
 .  Market Risk

Because the Fund seeks to provide attractive after-tax returns it may not provide as high a return before taxes as other funds with similar investment strategies that do not consider these tax implications. As such, investors who are not subject to current income tax should consider whether the Fund's investment strategies, in view of its tax-sensitive policies, are appropriate for their needs.

The value of your investment in the Fund will tend to increase during times when the value of the securities in the EAFE Index is increasing. When the value of the securities in the EAFE Index decreases, however, the value of your investment in the Fund should decrease as well. In both instances, the investment techniques employed by BEA on behalf of the Fund are designed to reduce the amount of these increases and decreases. To the extent that the Fund invests in certain securities, the Fund may be affected by additional risks as discussed in "More About Risk." Please read "More About Risk" carefully before you invest in the Fund.

                          CENTURION U.S. CONTRA FUND

GOAL AND STRATEGIES

The Fund seeks to provide protection against declines in the value of the U.S. equity allocation of certain assets custodied with Centurion (the "U.S. Equity Benchmark"). This investment goal may be changed by the Board of Directors without shareholder approval.

Centurion analyzes the various mutual funds held by certain of its clients (the "Custodied Funds"), as well as the portfolio securities of these funds. Centurion performs its analysis based on information provided by the Custodied Funds and/or, because these funds are not required to report their securities holdings to Centurion, by reviewing the historic securities holdings of the Custodied Funds as described in public documents (which are required to be made available at least semi-annually within 60 days after the close of the applicable reporting period). Based on the information available, Centurion attempts to determine the composition of the U.S. Equity Benchmark, including the relative proportion of the underlying assets maintained in various asset classes, geographic locations and industries, in order to advise BEA, the Fund's sub-adviser, of the level and nature of the downside protection specifically desired for the U.S. Equity Benchmark at any moment in time. BEA then uses statistical and quantitative analysis to select investments designed to provide protection against declines in the performance of the U.S. Equity Benchmark.

Centurion and BEA intend to pursue the Fund's investment goal regardless of market conditions and will not invest the Fund's portfolio, in the aggregate, in anticipation of rising U.S. equity prices.

PORTFOLIO INVESTMENTS

To achieve its investment goal, the Fund intends to use the following instruments:

 .    options on securities and stock indexes;
 .    stock index futures contracts;
 .    options on stock index futures contracts; and

 .    DIAMONDS and SPDRs (securities issued by investment companies holding a portfolio of securities linked to the Dow Jones Industrial Average and the S&P 500 Index, respectively).

To the extent that the Fund invests in DIAMONDS or SPDRs, the Fund will indirectly bear its proportionate share of the expenses of the underlying investment vehicle issuing these instruments. The Fund's investments in securities of other investment companies, such as DIAMONDS or SPDRs, are subject to limitations under the Investment Company Act of 1940.

As a cash reserve, for liquidity purposes or as "cover" for positions it has taken, the Fund may temporarily invest all or part of the Fund's assets in cash or cash equivalents. The Fund may also engage, to a limited extent, in other investment practices in order to achieve its investment goal.

RISK FACTORS

The Fund is subject to the following principal risk factors (discussed in the Fund's "Risk/Return Summary"):

 .  Available Information Risk                    .  Portfolio Turnover Rate Risk
 .  Derivatives Risk                              .  Regulatory Risk
 .  Exposure Risk                                 .  Trading Halt Risk
 .  Market Risk


The value of your investment in the Fund is designed to increase during times when the value of the U.S. Equity Benchmark is decreasing. Conversely, when the value of the U.S. Equity Benchmark increases, the value of your investment in the Fund should decrease. To the extent that the Fund invests in certain securities, the Fund may be affected by additional risks as discussed in "More About Risk." Please read "More About Risk" carefully before you invest in the Fund.

                      CENTURION INTERNATIONAL CONTRA FUND

GOAL AND STRATEGIES

The Fund seeks to provide protection against declines in the value of the non-U.S. equity allocation of certain assets custodied with Centurion (the "International Equity Benchmark"). This investment goal may be changed by the Board of Directors without shareholder approval.

Centurion analyzes the various mutual funds held by certain of its clients (the "Custodied Funds"), as well as the portfolio securities of these funds. Centurion performs its analysis based on information provided by the Custodied Funds and/or, because these funds are not required to report their securities holdings to Centurion, by reviewing the historic securities holdings of the Custodied Funds as described in public documents (which are required to be made available at least semi-annually within 60 days after the close of the applicable reporting period). Based on the information available, Centurion attempts to determine the composition of the International Equity Benchmark, including the relative proportion of the underlying assets maintained in various asset classes, geographic locations and industries, in order to advise BEA, the Fund's sub-adviser, of the level and nature of the downside protection specifically desired for the International Equity Benchmark at any moment in time. BEA then uses statistical and quantitative analysis to select investments designed to provide protection against declines in the performance of the International Equity Benchmark.

Centurion and BEA intend to pursue the Fund's investment goal regardless of market conditions and will not invest the Fund's portfolio, in the aggregate, in anticipation of rising international equity prices.

PORTFOLIO INVESTMENTS

To achieve its investment goal, the Fund intends to use the following instruments:

 .    options on securities, currencies and stock indexes;
 .    stock index futures contracts;
 .    options on stock index futures contracts;
 .    WEBS (securities of an investment company designed to replicate the composition and performance of selected issuers in particular foreign countries); and
 .    forward currency contracts.

To the extent that the Fund invests in WEBS, the Fund will indirectly bear its proportionate share of the expenses of the underlying investment vehicle issuing these instruments. The Fund's investments in securities of other investment companies, such as WEBS, are subject to limitations under the Investment Company Act of 1940.

As a cash reserve, for liquidity purposes or as "cover" for positions it has taken, the Fund may temporarily invest all or part of the Fund's assets in cash or cash equivalents. The Fund may also engage, to a limited extent, in other investment practices in order to achieve its investment goal.

RISK FACTORS

The Fund is subject to the following principal risk factors (discussed in the Fund's "Risk/Return Summary"):


 .  Available Information Risk                             .  Market Risk
 .  Derivatives Risk                                       .  Portfolio Turnover Rate Risk
 .  Exposure Risk                                          .  Regulatory Risk
 .  Foreign Securities Risk                                .  Trading Halt Risk


The value of your investment in the Fund is designed to increase during times when the value of the International Equity Benchmark is decreasing. Conversely, when the value of the International Equity Benchmark increases, the value of your investment in the Fund should decrease. To the extent that the Fund invests in certain securities, the Fund may be affected by additional risks as discussed in "More About Risk." Please read "More About Risk" carefully before you invest in the Fund.

                                MORE ABOUT RISK

GENERALLY

A Fund's risk profile is largely defined by the Fund's investment goal and principal strategies. You will find a concise description of each Fund's risk profile in "Risk/Return Summary." The Fund-by-Fund discussions contain more detailed information about each Fund.

The Funds may use certain investment practices that have higher risks and opportunities associated with them. However, each Fund has limitations and policies designed to reduce these risks. To the extent a Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively.

TYPES OF INVESTMENT RISK

CORRELATION RISK. The risk that changes in the value of a hedging instrument will not match those of the investment being hedged. Hedging is the use of one investment to offset the effects of another. Incomplete correlation can result in unanticipated risks.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EARLY CLOSING RISK. The risk that unanticipated early closings of securities exchanges will result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

EURO CONVERSION RISK. The risk that the planned introduction of a single European currency, the Euro, on January 1, 1999 for participating European nations may result in complex conversion calculations and present other unique uncertainties, including, whether payment and operational systems of financial institutions will be ready by the scheduled launch date and the creation of suitable clearing and settlement payment systems for the new currency. Additional questions are raised by the fact that certain participating nations, including the United Kingdom, will not officially implement the Euro on January 1, 1999. Centurion and the sub-advisers are working to address Euro-related issues and understand that other key service providers are taking similar steps.


INFORMATION RISK. The risk that key information about an issuer, security or market is inaccurate or unavailable.

INTEREST RATE RISK. The risk of a decline in an investment's market value attributable to changes in interest rates. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on Fund management or performance.

MANAGEMENT RISK. The risk that a strategy used by a Fund may fail to produce the intended result. This risk is common to all mutual funds.

NATURAL EVENT RISK. The risk of losses attributable to natural disasters and similar events.

OPPORTUNITY RISK. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

POLITICAL RISK. The risk of losses attributable to government or political instability, such as changes in tax or trade statutes, nationalization, expropriation, currency blockage or governmental collapse and war.

VALUATION RISK. The risk that a Fund has valued certain of its securities at a higher price that it can sell them for.

YEAR 2000 RISK. The risk that a Fund is adversely affected if the computer systems used by the Fund's investment manager, sub-adviser(s) and other service providers do not correctly handle the change from "99" to "00" on January 1, 2000. This problem may also adversely affect the issuers in which the Funds invest. Centurion and the sub-advisers are working to avoid problems associated with the Year 2000 and to obtain assurances from key service providers that they are taking similar steps. There can be no assurance, however, that these efforts will be sufficient.

                                  MANAGEMENT

ABOUT THE BOARD OF DIRECTORS

The Board of Directors of the Company supervises each Fund's business affairs. The Board approves all significant agreements between a Fund and the Fund's service providers.

ABOUT THE INVESTMENT ADVISERS

The Investment Manager. The Board has selected Centurion, located at 2425 East Camelback Road, Suite 530, Phoenix, AZ 85016-4228, to serve as investment manager to the Funds. As investment manager to the Funds, Centurion is responsible for:

 .  managing the day-to-day operations and business activities of the Funds;

 . determining the level and nature of the downside protection desired for the U.S. Contra Fund and the International Contra Fund;

 . evaluating and selecting qualified investment sub-advisers to manage each Fund's assets according to its investment goal and strategies;

 .  monitoring the activities of the Funds' sub-advisers; and

 .  providing office space and equipment.

Centurion, an independent trust company organized under the laws of the State of Arizona in 1994, is exempt from registration under the Investment Advisers Act of 1940. With more than $1.2 billion of assets under management and administration as of September 30, 1998, Centurion and its affiliates provide a full range of custodial, investment and trust products and services to their customers.

THE SUB-ADVISERS. Centurion has engaged the following sub-adviser(s) to manage all or a portion of a Fund's portfolio according to its investment goal and strategies:


----------------------------------------------------------------------------------------------------------------------------
CENTURION U.S. EQUITY   .  PARAMETRIC PORTFOLIO ASSOCIATES, located at 7310 Columbia Center, 701 Fifth Avenue,
 FUND                      Seattle, WA 98104-7090, is an investment management firm organized as a general partnership.  PIMCO Advisors, L.P., a publicly traded investment management organization, is Parametric's supervisory partner and Parametric Management Inc. is the partnership's managing partner.  Parametric Portfolio Associates, Inc., the predecessor company, commenced operations in 1987.  Accounts managed by Parametric had combined assets of approximately $3.1 billion as of
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                           September 30, 1998.
                        .  BEA ASSOCIATES.  See below.
------------------------------------------------------------------------------------------------------------------
CENTURION INT'L         .  Friends Ivory & Sime, Inc., located at One World Trade Center, Suite 2101, New York,
 EQUITY FUND               NY 10048-0080, is an investment management firm organized in 1978. FISI has entered into a sub-advisory arrangement with Friends Ivory & Sime plc ("Friends"), its parent company, whereby Friends will perform certain investment advisory and portfolio transaction services for the Fund. Friends, located at Princes Court, 7 Princes Street, London,
                           England EC2R8AQ, is one of the leading independent investment managers in the United
                           Kingdom. As of September 30, 1998, FISI and its affiliates managed approximately $[ ]
                           billion, including approximately $[ ] billion of global equity and equity-related investments.

                        .  BEA ASSOCIATES.  See below.
------------------------------------------------------------------------------------------------------------------
CENTURION U.S. CONTRA   .  BEA ASSOCIATES, located at One Citicorp Center, 153 East 53rd Street, New York, NY
 FUND                      10022, is a general partnership organized under the laws of the State of New York in
                           1990.  BEA is a diversified investment adviser managing global equity, fixed income and derivative securities accounts for corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions.  Together with its predecessor firms, BEA has been engaged in the investment advisory business for over
                           60 years.  As of September 30, 1998, BEA managed approximately $[  ] billion in assets.
------------------------------------------------------------------------------------------------------------------
CENTURION INT'L         .  BEA ASSOCIATES.  See above.
 CONTRA FUND
------------------------------------------------------------------------------------------------------------------


Management Fees. For services provided to the Funds, each Fund pays Centurion the annual investment management fee described below (based on a percentage of the Fund's average daily net assets):


CENTURION U.S. EQUITY FUND:  0.75% of the first $25 million of the average daily net assets of the Fund and 0.70%
                             of the amount in excess of $25 million
CENTURION INTERNATIONAL      0.75% of the first $50 million of the average daily net assets of the Fund, 0.725%
 EQUITY FUND:                of the next $50 million and 0.70% of the amount in excess of $100 million

CENTURION U.S. CONTRA
FUND:                        1.20%
CENTURION INTERNATIONAL
 CONTRA FUND:                1.20%



From this amount, Centurion pays each sub-adviser an annual sub-advisory fee for its services to the Fund. None of the Funds are responsible for payment of the annual sub-advisory fee.

MEET THE MANAGERS

Each portfolio manager or advisory committee indicated below is primarily responsible for the day-to-day management of the Fund.



CENTURION U.S. EQUITY FUND        .  (PARAMETRIC) David Stein, Managing Director
                                     and Chief Investment Officer, and Thomas
                                     Seto, Vice President, have served as co-
                                     portfolio managers since the Fund's
                                     inception. Prior to joining Parametric in
                                     1996, Mr. Stein was the Director of
                                     Investment Research at GTE Investment
                                     Management from 1995 to 1996. Before then,
                                     Mr. Stein served as the Director of Active
                                     Equity Strategies at the Vanguard Group and
                                     the Director of Quantitative Portfolio
                                     Management and Research at IBM Retirement
                                     Funds. Mr. Seto is responsible for
                                     management of Parametric's


                                     active U.S. equity strategies. Prior to joining Parametric in October 1998,
                                     Mr. Seto served as the Head of U.S. Equity Index Investments at Barclays
                                     Global Investors.
                                  .  (BEA)  BEA utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the Fund (the "BEA Committee").
                                     The BEA Committee -- which consists of Jeffrey A. Geller, Executive Director,
                                     Mario Montoyo, Senior Vice President, Julian Emanuel, Vice President, Waiman
                                     Leung, Vice President, and Anthony Antonucci, Assistant Vice President -- has
                                     served as portfolio manager since the Fund's inception.
------------------------------------------------------------------------------------------------------------------
CENTURION INT'L EQUITY FUND       .  (FISI) Julie Dent, Head of International Equities at Friends, has served as portfolio manager since the Fund's inception. Ms. Dent, who joined Friends in 1986, has extensive experience in research and investing in Asian markets, and has been involved in country asset allocation for the past seven years.
                                  .  (BEA)  The BEA Committee (discussed above under "U.S. Equity Fund") has served as portfolio manager since the Fund's inception.
------------------------------------------------------------------------------------------------------------------
CENTURION U.S. CONTRA FUND        .  (BEA)  The BEA Committee (discussed above under "U.S. Equity Fund") has served as portfolio manager since the Fund's inception.
------------------------------------------------------------------------------------------------------------------
CENTURION INT'L CONTRA FUND       .  (BEA)  The BEA Committee (discussed above under "U.S. Equity Fund") has served as portfolio manager since the Fund's inception.
------------------------------------------------------------------------------------------------------------------

                               ACCOUNT POLICIES

PRICING OF SHARES

You pay no sales charges on initial or subsequent investments in the funds. your price for fund shares is the fund's net asset value ("NAV") per share, which is generally calculated at the later of the close of regular trading on the new york stock exchange (typically 4 p.m. eastern time) or the time for settlement of the funds' options and futures contracts, if any (typically 4:15 p.m. eastern time), each day the exchange is open for business. your purchase order will be priced at the next NAV calculated after your order is accepted by the fund. your redemption request will be priced at the next NAV calculated after the fund receives the request in proper form.

Options and futures contracts purchased and held by a fund are valued at the close of the securities or commodities exchanges on which they are traded (typically 4:15 p.m. eastern time). these times are referred to as "valuation times." each fund values its securities based on market value or, where market quotations are not readily available or are believed not to reflect market value at valuation times, based on fair value as determined in good faith using consistently applied procedures established by the fund's board. debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the board determines that using this method would not reflect the investments' value.

Some fund securities may be listed on foreign exchanges that are open on days (such as saturdays) when the funds do not compute their prices. this could cause the value of a fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

BUYING SHARES

Currently, only investors who have entered into an investment management agreement with an investment professional and have a custodial relationship with centurion are eligible to buy shares of the funds. investment professionals may charge fees for their services in addition to the expenses charged by the funds and may set different minimum investments or limitations on buying or selling shares than those described below. investors should consult their investment professional if in doubt.

MINIMUM INITIAL INVESTMENT:  $2,500

MINIMUM SUBSEQUENT INVESTMENT:  $250

All investments must be in U.S. dollars. Third-Party checks cannot be accepted. you may be charged a fee for any check that does not clear. In its discretion, subject to review by the Board, Centurion may waive the above minimum investment requirements.

Selling Shares

When selling shares, your order will be processed promptly and you will generally receive the proceeds within a week. Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days.

Some circumstances require written sell orders, along with signature guarantees. These include:

 .  amounts of $100,000 or more;
 .  amounts of $1,000 or more on accounts whose address has been changed within the last 30 days; or
 .  requests to send the proceeds to a different payee or address.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Please call us to ensure that your signature guarantee will be processed correctly.

GENERAL POLICIES

If your account falls below $2,000, the Fund may ask you to increase your balance. If it still remains below $2,000 after 60 days, the Fund may close your account and send you the proceeds.

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as the Fund takes reasonable measures to verify the order.

Each Fund reserves the right to:

 . refuse any purchase or exchange request that could adversely affect the Fund or its operations, including those from any individual or group who, in the Fund's view, is likely to engage in excessive trading;

 .  refuse any purchase or exchange request in excess of 1% of the Fund's total assets;
 .  change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions;
 .  change its minimum investment amounts;

 . delay sending out redemption proceeds for up to seven days if doing so sooner would adversely affect the Fund (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions);
   and

 . make a "redemption in kind" (payment in portfolio securities rather than cash) if the amount you are redeeming is large enough to affect Fund operations.

                             SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE

You can exchange $2,500 or more from one Fund into another (no minimum for retirement accounts). You can request your exchange in writing or by phone. Be sure to read the Fund description in this Prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). No fee is currently charged on exchanges.

TELEPHONE PRIVILEGE

To move money between your bank account and your Fund account with a phone call, use the telephone privilege. You can set up this privilege on your account by providing bank account information and following the instructions on your application.

ACCOUNT STATEMENTS

You will automatically receive regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

                        DISTRIBUTION POLICIES AND TAXES

DISTRIBUTIONS

As a Fund investor, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes these earnings along to its shareholders as distributions.

Each Fund earns dividends from stocks and interest from bond, money market and other investments. These are passed along as dividend distributions. A Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gains distributions, a portion of which may be taxable to you as ordinary income.

Each Fund declares and pays its net income and capital gains annually. A Fund's capital gains are usually distributed in November or December.

When you open an account, specify on your account application how you want to receive your distributions. Most investors have their distributions reinvested in additional shares of the same Fund. Distributions will be automatically reinvested unless you choose on your account application to have your distributions mailed to you by check or sent by electronic transfer.

For retirement accounts, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash.

TAXES

As with any investment, you should consider how your investment in a Fund will be taxed. Unless your account is an IRA or other tax-advantaged account, you should be aware of the potential tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS. As long as a Fund continues to meet the requirements for being a tax-qualified regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, distributions you receive from a Fund, whether reinvested or taken in cash, are generally considered taxable. Distributions from a Fund's long-term capital gains are taxed as capital gains; distributions from other sources are generally taxed as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. If you buy shares shortly before or on the "record date" (the date that establishes you as the person to receive the upcoming distribution) you will receive a portion of the money you just invested in the form of a taxable distribution.

If you fail to provide your correct taxpayer identification number on your application, or you have been notified by the IRS that you are subject to backup withholding, the Funds may withhold 31% of all distributions to you for federal taxes. In the case of an individual, your taxpayer identification number is your social security number.

The form 1099 that is mailed to you every January details your distributions and their federal tax category.

TAXES ON TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

                                 FUND DETAILS

ABOUT THE DISTRIBUTOR

CFBDS, Inc. serves as the distributor for the Company and is responsible for making shares of the Funds available to you. The distributor provides shareholder and distribution services to Fund shareholders at no charge.

ABOUT THE ADMINISTRATOR AND CONSULTANT

Mutual Management Corp. ("MMC") serves as the administrator for the Company and is responsible for overseeing all aspects of the Company's administration and operations. MMC provides investment management and administration services to investment companies that had aggregate assets under management, as of September 30, 1998, over $108 billion.

Salomon Smith Barney Inc. ("SSB"), an affiliate of MMC, provides consulting services to the Funds through its Consulting Group division. As a consultant, SSB furnishes statistical and other factual information to the Funds, as well as advice regarding general economic factors and market trends.

BENCHMARK INFORMATION

None of the Funds is sponsored, endorsed, sold or promoted by Frank Russell Company ("Frank Russell") or Morgan Stanley, Dean Witter & Co. ("Morgan Stanley"), which own service mark rights to the Russell Index and EAFE Index, respectively. Neither Frank Russell nor Morgan Stanley make any representations or warranty, implied or express, to investors in the Funds, or any member of the public, regarding the advisability of investing in the Funds or the ability of the russell index or the EAFE Index, respectively, to track general stock market performance.

                          FOR ADDITIONAL INFORMATION

More information about the Funds is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

These reports include financial statements, portfolio investments and detailed performance information. The annual report also provides a discussion of the market conditions and investment strategies that significantly affected fund performance during the last fiscal year and includes the independent accountants' report.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more details about the funds and their investments. A current SAI has been filed with the SEC and is incorporated by reference (is legally considered part of this prospectus).

Please contact the Company to obtain more information about the Funds, inquire about your account or request a free copy of the current annual/semi-annual report or SAI:

 .  By telephone:  800-451-2010
 .  By mail:  Centurion Funds, Inc.
         2425 East Camelback Road, Suite 530
         Phoenix, AZ  85016-4228

You can also obtain copies of the SAI and other information about the Funds from your Investment Professional.

You may visit the SEC's Internet Website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies of this information by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009. You may review and copy information about the Funds, including the SAI, at the SEC's Public Reference Room in Washington, D.C. To find out more about the public reference room, call the SEC at 1-800-SEC-0330.


                                     --------------------------
INVESTMENT MANAGER:                     ADMINISTRATOR:                  INDEPENDENT ACCOUNTANT:
Centurion Trust Company                 Mutual Management Corp.         KPMG Peat Marwick LLP
2425 E. Camelback Rd., Suite 530        388 Greenwich St.               345 Park Ave.
Phoenix, AZ 85016-4228                  New York, NY 10013              New York, NY 10154

SUB-ADVISERS:                           DISTRIBUTOR:                    CUSTODIANS:
BEA Associates                          CFBDS, Inc.                     PNC Bank, National Association
One Citicorp Center, 153 E. 53rd St.    21 Milk St., 5th Flr.           17th and Chestnut Sts.
New York, NY 10022                      Boston, MA 02109                Philadelphia, PA 19103

Friends Ivory & Sime, Inc.              TRANSFER AGENT:                 The Chase Manhattan Bank
One World Trade Center, Suite 2101      First Data Investor Services    4 Chase MetroTech Center
New York, NY 10048-0080                 Group, Inc.                     Brooklyn, NY 11245
                                        Exchange Place
Parametric Portfolio Associates         Boston, MA 02109                COUNSEL:
7310 Columbia Center                                                    Willkie Farr & Gallagher
701 Fifth Avenue                                                        787 Seventh Ave.
Seattle, WA 98104-7090                                                  New York, NY 10019-6099

                                                           SEC File No. 811-8977

                      STATEMENT OF ADDITIONAL INFORMATION

                              December 4, 1998
                            -----------------------

                             CENTURION FUNDS, INC.

                           __________________________
                           CENTURION U.S. EQUITY FUND
                      CENTURION INTERNATIONAL EQUITY FUND
                           CENTURION U.S. CONTRA FUND
                      CENTURION INTERNATIONAL CONTRA FUND
                           __________________________
                                    CONTENTS
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Organization of the Company...............................................  2
Investment Goals and Policies.............................................  2
Management of the Funds...................................................  27
Additional Purchase and Redemption Information............................  30
Exchange Privilege........................................................  31
Additional Information Concerning Taxes...................................  31
Determination of Performance..............................................  36
Principal Stockholders....................................................  37
Other Information.........................................................  37
Financial Statements......................................................  38
Appendix  Description of Ratings..........................................  A-1

     This Statement of Additional Information is meant to be read in conjunction with the Prospectus for Centurion Funds, Inc. (the "Company") dated December
4, 1998, as amended or supplemented from time to time (the "Prospectus"), and is incorporated by reference in its entirety into the Prospectus. The Company currently offers four separately managed portfolios: Centurion U.S. Equity Fund (the "U.S. Equity Fund"), Centurion International Equity Fund (the "International Equity Fund"), Centurion U.S. Contra Fund (the "U.S. Contra Fund") and Centurion International Contra Fund (the "International Contra Fund") (together, the "Funds," and each, a "Fund"). Because this Statement of Additional Information is not itself a prospectus, no investment in shares of a Fund should be made solely upon the information contained herein. Copies of the Prospectus and information regarding the Funds' current performance, when available, may be obtained by calling the Company at (800) 451-2010. Information regarding the status of shareholder accounts may be obtained by calling the Company at (800) 451-2010 or by writing to the Company at 2425 East Camelback Road, Phoenix, Arizona 85016-4228.
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                          ORGANIZATION OF THE COMPANY

     The Company is a diversified open-end management investment company that was organized as a corporation on August 20, 1998 under the laws of the State of Maryland. The Company's Charter authorizes the Board of Directors (the "Board") to issue 500,000,000 full and fractional shares of capital stock, $.001 par value, of which 100,000,000 shares are designated a series called the "Centurion U.S. Equity Fund," 100,000,000 shares are designated a series called the "Centurion International Equity Fund," 150,000,000 shares are designated a series called the "Centurion U.S. Contra Fund," and 150,000,000 shares are designated a series called the "Centurion International Contra Fund."

                         INVESTMENT GOALS AND POLICIES

     As stated in the Prospectus, the investment goal of the U.S. Equity Fund and the International Equity Fund (together, the "Equity Funds") is to provide long-term after-tax growth consistent with reasonable efforts to preserve capital. The investment goal of the U.S. Contra Fund is to provide protection against declines in the value of the U.S. equity allocation of certain assets custodied with Centurion Trust Company ("Centurion"). The investment goal of the International Contra Fund is to provide protection against declines in the value of the non-U.S. equity allocation of certain assets custodied with Centurion. The following information supplements the discussion of each Fund's investment goal and policies in the Prospectus. There are no assurances that a Fund will achieve its investment goal.

     Centurion serves as investment manager to each Fund. Centurion has engaged Parametric Portfolio Associates ("Parametric") and BEA Associates ("BEA") as sub-advisers to the U.S. Equity Fund, Friends Ivory & Sime, Inc. ("FISI") and BEA as sub-advisers to the International Equity Fund, and BEA as sub-adviser to both the U.S. Contra Fund and the International Contra Fund (together, the "Contra Funds"). The term "Adviser," as used in this Statement of Additional Information, shall refer to Centurion, Parametric, FISI and/or BEA, as applicable.

Options, Futures and Currency Exchange Transactions
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     Securities Options.  Each Fund may write covered call options on stock and
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debt securities and may purchase U.S. exchanged-traded and over-the counter
("OTC") put and call options.

     A Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

     The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities

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alone. In return for a premium, a Fund as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, a Fund as a call writer retains the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

     In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, a Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, a Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

     Additional risks exist with respect to certain of the securities for which a Fund may write covered call options. For example, if a Fund writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, a Fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

     Options written by a Fund will normally have expiration dates between one and twelve months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund may write (i) in-the-money call options when the Adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when the Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. To secure its obligation to deliver the underlying security when it writes a call option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

     Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by a Fund prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which a Fund may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. When a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs. Similarly, in cases where a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. A Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of a Fund under an option it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as a result of the transaction. So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or a Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

     There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, a Fund's ability to terminate options positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in over-the-counter transactions would fail to meet their obligations to the Fund. Each Fund, however, intends to purchase over-the-counter options only from dealers whose debt securities, as determined by the Adviser, are considered to be investment grade. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. In either case, a Fund would continue to be at market risk on the security and could face higher transaction costs, including brokerage commissions.

     Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that a Fund and other clients of the Adviser and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options a Fund will be able to purchase on a particular security.

     Stock Index Options.  Each Fund may purchase and write exchange-listed and
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OTC put and call options on stock indexes.  A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index, fluctuating with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.

     Options on stock indexes are similar to options on stock except that (i) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Stock index options may be offset by entering into closing transactions as described above for securities options.

     OTC Options.  Each Fund may purchase OTC or dealer options or sell OTC
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options.  Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by a Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

     Listed options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although a Fund will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Fund. Until a Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option.

     Futures Activities.  Each Fund may enter into foreign currency, interest
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rate and stock index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or consistent with CFTC regulations on foreign exchanges. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return.

     A Fund will not enter into futures contracts and related options for which the aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be "bona fide hedging" by the CFTC exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. Each Fund reserves the right to engage in transactions involving futures contracts and options on futures contracts to the extent allowed by CFTC regulations in effect from time to time and in accordance with the Fund's policies. There is no overall limit on the percentage of Fund assets that may be at risk with respect to futures activities.

     The over the counter market in forward foreign currency exchange contracts offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad.

     Futures Contracts. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Stock indexes are capitalization weighted indexes which reflect the market value of the stock listed on the indexes. A stock index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.

     No consideration is paid or received by a Fund upon entering into a futures contract. Instead, a Fund is required to deposit in a segregated account with its custodian an amount of cash or liquid securities acceptable to the broker, equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if a Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or stock index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." A Fund will also incur brokerage costs in connection with entering into futures transactions.

     At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Fund to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such situations, if a Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances a Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect a Fund's performance.

     Options on Futures Contracts. Each Fund may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

     An option on a currency, interest rate or stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

     Currency Exchange Transactions.  The value in U.S. dollars of the assets of
     ------------------------------
a Fund that are invested in foreign securities may be affected favorably or unfavorably by changes in exchange control regulations, and the Fund may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. A Fund will conduct its currrency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into futures contracts or options on such contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options.

     Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

     At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to purchase a second, offsetting contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

     Currency Options. Each Fund may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

     Currency Hedging. A Fund's currency hedging will be limited to hedging involving either specific transactions or portfolio positions in the aggregate. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

     A decline in the U.S. dollar value of a foreign currency in which a Fund's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of securities it holds, a Fund may purchase currency put options. If the value of the currency does decline, a Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to a Fund derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, a Fund may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

     While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Fund's investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against a price decline if the issuer's creditworthiness deteriorates.

     Swaps.  Each Fund may enter into swaps relating to indexes, currencies and
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equity interests of foreign issuers.  A swap transaction is an agreement between a Fund and a counterparty to act in accordance with the terms of the swap contract. Index swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock. A Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms. Swaps have risks associated with them including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

     A Fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the agreement, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a swap defaults, a Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Where swaps are entered into for good faith hedging purposes, the Adviser believes such obligations do not constitute senior securities under the Investment Company Act of 1940, as amended (the "1940 Act"), and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions. Where swaps are entered into for other than hedging purposes, a Fund will segregate an amount of cash or liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.

     Hedging.  In addition to entering into options, futures and currency
     -------
exchange transactions for other purposes, including generating current income to offset expenses or increase return, a Fund may enter into these transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options, futures, contracts and currency exchange transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by a Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets.

     In hedging transactions based on an index, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. The risk of imperfect correlation increases as the composition of a Fund's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, a Fund's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect a Fund's net investment results if market movements are not as anticipated when the hedge is established. Stock index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the stock index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the stock index and movements in the price of stock index futures, a correct forecast of general market trends by the Adviser still may not result in a successful hedging transaction.

     A Fund will engage in hedging transactions only when deemed advisable by the Adviser, and successful use by a Fund of hedging transactions will be subject to the Adviser's ability to predict trends in currency, interest rate or securities markets, as the case may be, and to correctly predict movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

     Asset Coverage for Forward Contracts, Options, Futures and Options on
     ---------------------------------------------------------------------
Futures.  Each Fund will comply with guidelines established by the U.S.
-------
Securities and Exchange Commission (the "SEC") with respect to coverage of forward currency contracts; options written by a Fund on securities and indexes; and currency, interest rate and index futures contracts and options on these futures contracts. These guidelines may, in certain instances, require segregation by a Fund of cash or liquid securities.

     For example, a call option written by a Fund on securities may require the Fund to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by a Fund on an index may require the Fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. If a Fund holds a futures or forward contract, the Fund could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. A Fund may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

Additional Information on Other Investment Practices
----------------------------------------------------

     Foreign Investments.  Investors should recognize that investing in foreign
     -------------------
companies involves certain risks, including those discussed below, which are not typically associated with investing in U.S. issuers.

     Foreign Currency Exchange. Since a Fund may invest in securities denominated in currencies other than the U.S. dollar, and since a Fund may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, a Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of Fund assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United States and a particular foreign country, including economic and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the United States and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the United States and foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. A Fund may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of the yen against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures. See "Currency Exchange Transactions" and "Futures Activities" above.

     Euro Conversion. The planned introduction of a single European currency, the Euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union may present unique risks and uncertainties for investors in those countries, including (i) whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; (ii) the creation of suitable clearing and settlement payment schemes for the Euro; (iii) the legal treatment of outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; (iv) the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; and (v) whether the interest rate, tax and labor regimes of the European countries participating in the Euro will converge over time. Further, the conversion of the currencies of other Economic and Monetary Union countries, such as the United Kingdom, and the admission of other countries, including Central and Eastern European countries, to the Economic and Monetary Union could adversely affect the Euro. These or other factors may cause market disruptions before or after the introduction of the Euro and could adversely affect the value of foreign securities and
currencies held by the Funds.   The Euro conversion also raises tax issues such
as whether the conversion of a non-Euro currency to the Euro creates a "realization event" for a financial instrument denominated in the non-Euro currency and the appropriate time to recognize any gain or loss. Depending on how the tax authorities rule on these issues, the Euro conversion may result in taxable gain or loss on non-Euro denominated instruments that have not been sold by the Funds at the time of conversion.

     Information. There may be less publicly available information about foreign securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.

     Political Instability. With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries.

     Delays. Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold.

     Foreign Debt Securities. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed-income securities. The relative performance of various countries' fixed-income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

     The foreign government securities in which a Fund may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. An example of a multinational currency unit is the European Currency Unit ("ECU"). An ECU represents specified amounts of the currencies of certain member states of the European Economic Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies.

     General. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments positions. A Fund may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

     Depositary Receipts.  The assets of a Fund may be invested in the
     -------------------
securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and International Depositary Receipts ("IDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, and IDRs, which are sometimes referred to as Global Depositary Receipts, are issued outside the United States. EDRs and IDRs are typically issued by non-U.S. banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed for use in European and non-U.S. securities markets, respectively.

     U.S. Government Securities.  Each Fund may invest in debt obligations of
     --------------------------
varying maturities issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. Government Securities"). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government Securities also include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. A Fund may also invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported by the credit of the instrumentality.
Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a Fund will invest in obligations issued by such an instrumentality only if the Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

     Below Investment Grade Securities.  The market values of below investment
     ---------------------------------
grade securities and unrated securities of comparable quality tend to react less to fluctuations in interest rate levels than do those of investment grade securities and the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than below investment grade securities. In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because below investment grade securities generally are unsecured and frequently are subordinated to prior payment of senior indebtedness.

     A Fund may have difficulty disposing of certain of these securities because there may be a thin trading market. Because there is no established retail secondary market for many of these securities, the Funds anticipate that these securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for investment grade securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund and calculating net asset value.

     The market value of securities rated below investment grade is more volatile than that of investment grade securities. Factors adversely impacting the market value of these securities will adversely impact a Fund's net asset value. A Fund will rely on the judgment, analysis and experience of the Adviser in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. Normally, below investment grade securities and comparable unrated securities are not intended for short-term investment. A Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities.

     Securities of Other Investment Companies.  Each Fund may invest in
     ----------------------------------------
securities of other investment companies to the extent permitted under the 1940 Act. Presently, under the 1940 Act, a Fund may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Fund's total assets and (iii) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund's total assets.


     DIAMONDS, SPDRs and WEBS ("Equity Equivalents").  DIAMONDS ("Dow Jones
     -----------------------------------------------
Industrial Average Model New Depositary Shares") and SPDRs ("Standard & Poor's Depositary Receipts") are exchange-traded securities that represent ownership in long-term unit investment trusts established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the Dow Jones Industrial Average and the Standard & Poor's Composite Stock Price Index, respectively. WEBS ("World Equity Benchmark Shares") are exchange-traded shares of series of an investment company that are designed to replicate the performance of a particular foreign equity market index.

     Equity Equivalents may be used for several purposes, including, to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying a Fund's assets across a broad range of equity securities.

     To the extent a Fund invests in securities of other investment companies, Fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, then, shareholders of a Fund that invests in Equity Equivalents may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, a Fund's investments in such investment companies are subject to limitations under the 1940 Act and market availability.

     The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of a Fund investing in such instruments.

     Lending of Portfolio Securities.  Each Fund may lend portfolio securities
     -------------------------------
to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33-1/3% of a Fund's total assets taken at value. A Fund will not lend portfolio securities to affiliates of the Adviser unless they have applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government Securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. From time to time, a Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

     By lending its securities, a Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Although the generation of income is not the primary investment goal of the Funds, income received could be used to pay a Fund's expenses and would increase an investor's total return. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and
(vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

     When-Issued Securities, Delayed-Delivery Transactions and Forward
     -----------------------------------------------------------------
Commitments.  Each Fund may purchase securities on a "when-issued" basis, for
-----------
delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis. Each Fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to a Fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.

     When a Fund agrees to purchase when-issued, delayed-delivery securities or securities on a forward commitment basis, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a Fund engages in when-issued, delayed-delivery or forward commitment transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     Repurchase Agreements.  Each Fund may agree to purchase securities from a
     ---------------------
bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). A Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose a Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which a Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Fund's Adviser. The Adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the Adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Adviser will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

    Reverse Repurchase Agreements and Dollar Rolls.  Each Fund may enter into
    ----------------------------------------------
reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

    Each Fund also may enter into "dollar rolls," in which a Fund sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forego principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time a Fund enters into a dollar roll transaction, it will place in a segregated account maintained with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. Reverse repurchase agreements and dollar rolls that are accounted for as financings are considered to be borrowings under the 1940 Act.

     Convertible Securities.  Convertible securities in which a Fund may invest,
     ----------------------
including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.

     Structured Notes.  Each Fund may invest in structured notes.  The
     ----------------
distinguishing feature of a structured note is that the amount of interest and/or principal payable on the notes is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of a benchmark include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows a Fund to gain exposure to the benchmark asset or market, such as investments in certain emerging markets that restrict investment by foreigners. The structured note fixes the maximum loss that a Fund may experience in the event that the market does not perform as expected. The performance tie can be a straight relationship or leveraged, although the Adviser generally will not use leverage in its structured note strategies. Depending on the terms of the note, a Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; a Fund's loss cannot exceed this foregone interest and/or principal. An investment in a structured note involves risks similar to those associated with a direct investment in the benchmark asset. Structured notes will be treated as illiquid securities for investment limitation purposes.

     Non-Publicly Traded and Illiquid Securities.  Each Fund may not invest more
     -------------------------------------------
than 15% of its net assets in non-publicly traded and illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, repurchase agreements which have a maturity of longer than seven days, certain Rule 144A Securities (as described below) and time deposits maturing in more than seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Under current guidelines of the staff of the SEC, illiquid securities are considered to include, among other securities, purchased OTC options, certain cover for OTC options, securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days without borrowing. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Rule 144A Securities. Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board and its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Emerging Growth and Smaller Capitalization Companies; Unseasoned Issuers.
     ------------------------------------------------------------------------
Investments in securities of small- and medium-sized, emerging growth companies and companies with continuous operations of less than three years ("unseasoned issuers") involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. Securities of these companies may also involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because such companies normally have fewer shares outstanding than larger, more established companies, it may be more difficult for a Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. Although investing in securities of these companies offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value.

     Rights Offerings and Purchase Warrants.  Each Fund may invest in rights and
     --------------------------------------
warrants to purchase newly created equity securities consisting of common and preferred stock. The equity security underlying a right or warrant is outstanding at the time the right or warrant is issued or is issued together with the right or warrant.

     Investing in rights and warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a right or warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Rights and warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

     Borrowing.  Each Fund may borrow up to 33-1/3% of its total assets for
     ---------
temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities. Investments (including roll-overs) will not be made when borrowings exceed 5% of a Fund's net assets. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Each Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

Other Investment Limitations
----------------------------

     The investment limitations numbered 1 through 8 may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares. Investment limitations 9 through 14 may be changed by a vote of the Board at any time.

     Each Fund may not:

1. Borrow money except that a Fund may (a) borrow from banks for temporary or emergency purposes and (b) enter into reverse repurchase agreements; provided that reverse repurchase agreements, dollar roll transactions that are accounted for as financings and any other transactions constituting borrowing by the Fund may not exceed 33-1/3% of the value of the Fund's total assets at the time of such borrowing. For purposes of this restriction, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that to the extent the benchmark of the Equity Funds is concentrated in a particular industry, these Funds will be concentrated in that industry. This limitation shall not apply to the purchase of U.S. Government Securities.

3. Purchase the securities of any issuer if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that this 5% limitation does not apply to U.S. Government Securities and except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

4. Make loans, except that a Fund may purchase or hold fixed-income securities, including structured securities, lend portfolio securities and enter into repurchase agreements.

5. Underwrite any securities issued by others except to the extent that investment in restricted securities and the sale of securities in accordance with the Fund's investment goal, policies and limitations may be deemed to be underwriting.

6. Purchase or sell real estate or invest in oil, gas or mineral exploration or development programs, except that a Fund may invest in (a) securities secured by real estate, mortgages or interests therein and (b) securities of companies that invest in or sponsor oil, gas or mineral exploration or development programs.

7. Invest in commodities, except that a Fund may purchase and sell futures contracts, including those relating to securities, currencies and indices, and options on futures contracts, securities, currencies or indices, and purchase and sell currencies on a forward commitment or delayed-delivery basis.

8. Issue any senior security except as permitted in the Fund's investment limitations.

9. Purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with transactions in currencies, options, futures contracts or related options will not be deemed to be a purchase of securities on margin.

10. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow and in connection with the writing of covered put and call options and purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, and options on futures contracts.

12. Invest more than 15% of the Fund's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities.

13. Invest in rights and warrants (other than rights and warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 10% of the value of the Fund's net assets.

14. Make additional investments (including roll-overs) if the Fund's borrowings exceed 5% of its net assets.

     If a percentage restriction (other than the percentage limitation set forth in No. 1 and No. 12) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of a Fund's assets will not constitute a violation of such restriction.

Portfolio Valuation
-------------------

     The Prospectus discusses the time at which the net asset value of each Fund is determined for purposes of sales and redemptions. The following is a description of the procedures used by each Fund in valuing its assets.

     Securities listed on a U.S. securities exchange (including securities traded through the NASDAQ National Market System) or foreign securities exchange or traded in an over-the-counter market will be valued at the most recent sale as of the time the valuation is made or, in the absence of sales, at the mean between the bid and asked quotations. If there are no such quotations, the value of the securities will be taken to be the highest bid quotation on the exchange or market. Options or futures contracts will be valued similarly. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity. Notwithstanding the foregoing, in determining the market value of portfolio investments, a Fund may employ outside organizations (a "Price Service") which may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of a Fund under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time. Securities, options and futures contracts for which market quotations are not available and certain other assets of a Fund will be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the Board. In addition, the Board or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value.

     Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the "NYSE") is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which a Fund's net asset value is not calculated. As a result, calculation of a Fund's net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in a Fund's calculation of net asset value unless the Board or its delegates deems that the particular event would materially affect net asset value, in which case an adjustment may be made. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service. If such quotations are not available, the rate of exchange will be determined in good faith pursuant to consistently applied procedures established by the Board.

Portfolio Transactions
----------------------

     Each Fund's Adviser is responsible for establishing, reviewing and, where necessary, modifying the Fund's investment program to achieve its investment goal. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by a Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. Government Securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

     The Adviser will select specific portfolio investments and effect transactions for a Fund and in doing so seeks to obtain the overall best execution of portfolio transactions. In evaluating prices and executions, the Adviser will consider the factors it deems relevant, which may include the breadth of the market in the security, the price of the security, the financial condition and execution capability of a broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. The Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to a Fund and/or other accounts over which the Adviser exercises investment discretion. The Adviser may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting the transaction if the Adviser determines in good faith that the amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of the Adviser. Research and other services received may be useful to the Adviser in serving both a Fund and the Adviser's other clients and, conversely, research or other services obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to a Fund. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services; and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist the Adviser in carrying out its responsibilities. Research received from brokers or dealers is supplemental to the Adviser's own research program. The fees payable to Centurion under its advisory agreement with each Fund, and the fees payable to the sub-advisers under their respective sub-advisory agreements with Centurion, are not reduced by reason of the Adviser receiving any brokerage and research services.

     Investment decisions for a Fund concerning specific portfolio securities are made independently from those for other clients advised by the Adviser.
Such other investment clients may invest in the same securities as the applicable Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each client, including the applicable Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold for the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other investment clients in order to obtain best execution. In no instance will portfolio securities be purchased from or sold to the Adviser or its affiliates.

     Transactions for a Fund may be effected on foreign securities exchanges.
In transactions for securities not actively traded on a foreign securities exchange, each Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

     Each Fund may participate, if and when practicable, in bidding for the purchase of securities for its portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

     Portfolio Turnover
     ------------------

     As discussed in the Prospectus, the Company anticipates that investors in the Contra Funds, as part of a tactical or strategic asset allocation strategy, may frequently redeem or exchange shares of these Funds. The Contra Funds may have to dispose of certain portfolio investments to maintain sufficient liquid assets to meet such redemption and exchange requests, thereby resulting in higher portfolio turnover. Because each Contra Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption and exchange activity of the Fund's investors, it is difficult to estimate what the Fund's actual turnover rate will be in the future. Additionally, because of the investment techniques employed by the U.S. Equity Fund and the International Equity Fund to reduce the realization of capital gains, it is anticipated that the annual portfolio turnover rate for the these Funds will not exceed 50% and 100%, respectively, under normal market conditions.

     A Fund's portfolio turnover rate is calculated by the value of the securities purchased or sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments, including options and futures contracts, with remaining maturities of less than one year are excluded from the portfolio turnover rate. In any given period, all of a Contra Fund's investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero.

                            MANAGEMENT OF THE FUNDS

Officers and Board of Directors
-------------------------------

     The business and affairs of each Fund is managed by the Company's Board in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Board. Under the Company's Charter, the Board may classify or reclassify any unissued shares of the Company into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of the Company's shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Company.

     The names (and ages) of the Company's directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below. An asterisk appears after the name of each director who is an "interested person" of the Company, as defined in the 1940 Act.

Name (Age) and Address                          Position and Principal Occupation(s)
----------------------                          -----------------------------------
Charles P. Dickinson (60)                       Director.  President of The Dickinson Co., a
5219 N. Casa Blanca Dr. #54                     farming company, since 1972.
Paradise Valley, AZ  85253

Gerard P. Dipoto, Jr.* (52)                     Chairman of the Board, President and Chief Executive Officer.
2425 E. Camelback Rd, Suite 530                 President of Centurion since 1997; Executive Vice President of
Phoenix, AZ  85016-4228                         Sales, Marketing and Relationship Management at Investors
                                                Fiduciary Trust Company from 1987 to 1997.

Timothy E. Kloenne (53)                         Director.  President of Klontech Industrial Sales, Inc., a
5730 E. Leith Ln.                               quality control and inspection equipment sales company, since 1971.
Scottsdale, AZ  85254

Joseph F. Smith (50)                            Director.  Owner of Compunet Engineering, a computer networking
9736 Legler St.                                 company, since 1995; Executive Vice President and Director at
Lenexa, KS  66212                               Investors Fiduciary Trust Company from 1993 to 1995.

Thomas M. Smith (55)                            Director. Realtor at Coldwell Banker Success Realty since 1990.
2525 E. Camelback Rd., Suite 150

Phoenix, AZ  85016

Ron A. Link (34)                                Treasurer.  Information Systems Manager at Centurion since March
2425 E. Camelback Rd, Suite 530                 1998; Senior Staff CPA at Ferraro & McMurthy, P.C. from 1995 to
Phoenix, AZ  85016-4228                         1998; Staff CPA at Zolondek, Blumenthal, Green, Freed &
                                                Strossels, P.C. from 1993 to 1995.

Irving P. David (37)                            Controller.  Director of Salomon Smith Barney Inc. and Mutual
388 Greenwich Street                            Management Corp. since 1994; Controller of several investment
New York, NY  10013                             companies associated with Salomon Smith Barney Inc.; Assistant
                                                Treasurer at First Investment Management Company from 1988 to
                                                1994.

Paul A. Monroe (38)                             Vice President.  Operations Manager at Centurion since 1997;
2425 E. Camelback Rd, Suite 530                 Project Manager at Bank One, NA from 1996 to 1997; Assistant Vice
Phoenix, AZ  85016-4228                         President and Manager at First Interstate Bank of Arizona,
                                                NA/Wells Fargo from February 1996 to September 1996; Assistant
                                                Vice President and Manager at Bank One, NA from 1977 to 1996.

Jennifer L. Stecker (30)                        Secretary.  Finance Manager at Centurion since March 1998;
2425 E. Camelback Rd, Suite 530                 Financial Analyst at MicroAge, Inc. from 1997 to 1998; Securities
Phoenix, AZ  85016-4228                         Specialist at Centurion from 1994 to 1997; Sales Assistant at
                                                Principal Financial Group from 1993 to 1994.


     No employee of Centurion or any of its affiliates receives compensation from the Company for acting as an officer or director of the Company. The Company pays each director who is not an "affiliated person" (as defined in the 1940 Act) of the Adviser, administrator or distributor an annual fee of $5,000 and $1,250 for each meeting of the Board attended by him for his services as director, and reimburses such director for expenses incurred with his attendance at Board meetings.

Directors' Total Compensation:
-----------------------------

NAME OF DIRECTOR                                        TOTAL COMPENSATION FROM THE COMPANY+

Charles P. Dickinson                                                    $ 8,750
------------------------------------------------------------------------------------------------------------------
Gerard P. Dipoto, Jr.                                                     None*
------------------------------------------------------------------------------------------------------------------
Timothy E. Kloenne                                                      $ 8,750
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Joseph F. Smith                                                         $ 8,750
------------------------------------------------------------------------------------------------------------------
Thomas M. Smith                                                         $ 8,750
------------------------------------------------------------------------------------------------------------------

+ Amounts shown are estimates of payments to be made, pursuant to existing arrangements, for the remaining period of the Company's fiscal year ending September 30, 1999.
* Mr. Dipoto receives compensation as an affiliate of Centurion and, accordingly, receives no compensation from the Company.

          As of the date of this Statement of Additional Information, the directors and officers of the Company as a group owned less than 1% of the outstanding shares of each Fund.

Investment Advisers
-------------------

     Centurion, located at 2425 East Camelback Road, Suite 530, Phoenix, AZ 85016-4228, serves as investment manager to the Funds. Centurion is a wholly-owned subsidiary of CCM Group Inc., a holding company organized under the laws of the State of Arizona. For a description of the fees paid to Centurion for its services as investment manager to each of the Funds, see the Prospectus.

     Parametric, located at 7310 Columbia Center, 710 Fifth Avenue, Seattle, Washington 98104-7090, serves as co-sub-adviser to the U.S. Equity Fund. PIMCO Advisors, L.P., a publicly traded investment management organization, is Parametric's supervisory partner and Parametric Management Inc. is the partnership's managing partner. For its services as co-sub-adviser to the U.S. Equity Fund, Centurion pays Parametric 0.30% of the first $25 million of the average daily net assets of the Fund allocated to Parametric and 0.25% of the amount in excess of $25 million.

     FISI, located at One World Trade Center, Suite 2101, New York, NY 10048-0080, effectively serves as co-sub-adviser to the International Equity Fund. FISI is a wholly-owned subsidiary of Friends Ivory & Sime plc ("Friends"), a global investment management company, which in turn is majority-owned by Friends Provident Life Office, a mutual life assurance company registered in England. As discussed in the Prospectus, FISI has entered into a sub-advisory arrangement with Friends whereby Friends will perform certain investment advisory and portfolio transaction services for the International Equity Fund, as may be agreed upon from time to time by FISI and Friends. Currently, Friends is responsible for the day-to-day management of the International Equity Fund's assets allocated to FISI, and FISI reviews investment performance, policies and guidelines, maintains certain books and records, and facilitates communication between Friends and Centurion. For its services as co-sub-adviser to the International Equity Fund, Centurion pays FISI 0.30% of the first $50 million of the average daily net assets of the Fund allocated to FISI, 0.275% of the next $50 million and 0.25% of the amount in excess of $100 million.

     BEA Associates, located at One Citicorp Center, 153 East 53rd Street, New York, NY 10022, serves as sub-adviser to the Contra Funds and co-sub-adviser to each of the Equity Funds. BEA is a general partnership that is wholly-owned by Credit Suisse Group, the second largest Swiss bank. For its services as sub-adviser to the Contra Funds, Centurion pays BEA 0.85% of the average daily net assets of each Contra Fund. For its services as co-sub-adviser to the Equity Funds, Centurion pays BEA 0.10% of the average daily net assets of each Equity Fund.

     Centurion serves as investment manager to the Funds pursuant to separate investment management agreements ("Management Agreements"). Centurion, in turn, has entered into separate sub-advisory agreements ("Sub-Advisory Agreements") with each sub-adviser selected to manage all or a portion of a particular Fund's portfolio according to its investment goal and strategies. Each Adviser bears all expenses in connection with the performance of its services under the applicable Management Agreement or Sub-Advisory Agreement. Each Fund pays Centurion a fee for services provided under the Management Agreement that is computed daily and paid monthly based on the value of the Fund's average net assets. From this amount, Centurion pays the Fund's sub-adviser(s) a fee for services provided under the Sub-Advisory Agreement that is likewise computed daily and paid monthly based on the value of the Fund's average net assets. Centurion and/or each Fund's sub-adviser may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be borne by a Fund.

Administrator
-------------

     Mutual Management Corp. ("MMC"), located at 388 Greenwich Street, New York, NY 10013, serves as administrator for the Company pursuant to an administration agreement ("Administration Agreement"). As administrator, MMC generally oversees all aspects of the Company's administration and operations. MMC furnishes the Company with statistical and research data, clerical help, accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Company; prepares tax returns and reports to the Company's shareholders; and prepares reports to and filings with the SEC and state blue sky authorities. Each Fund pays MMC a fee for services provided under the Administration Agreement that is computed daily and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets or $50,000, whichever amount is greater. MMC may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be borne by a Fund.

Distributor
-----------

     CFBDS, Inc., located at 21 Milk Street, 5th Floor, Boston, MA 02109, serves as the distributor for the Company and is responsible for making shares of the Funds available to investors. The distributor provides shareholder and distribution services to the Funds at no charge.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The offering price of each Fund's shares is equal to the Fund's per share net asset value. Information on how to purchase and redeem Fund shares and how such shares are priced is included in the Prospectus.

     Under the 1940 Act, each Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (Each Fund may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

     If the Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. Each Fund intends to comply with Rule 18f-1 promulgated under the 1940 Act with respect to redemptions in kind.

                               EXCHANGE PRIVILEGE

     An exchange privilege among the Funds is available to investors in each Fund. The exchange privilege enables shareholders to acquire shares in a Fund with a different investment goal when they believe that a shift between Funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the shares being acquired may legally be sold. Prior to any exchange, shareholders should review a copy of the current prospectus of each Fund into which an exchange is being considered.

     Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value of the Fund and the proceeds are invested on the same day, at a price as described above, in shares of the Fund being acquired. The exchange privilege may be modified or terminated at any time upon 30 days' notice to shareholders.

                    ADDITIONAL INFORMATION CONCERNING TAXES

     The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of a Fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a Fund. The summary is based on the laws in effect on the date of this Statement of Additional Information, which are subject to change.


The Funds and Their Investments
-------------------------------

     Each Fund intends to qualify to be treated as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities, loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of a Fund's taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of a Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that a Fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses. Each Fund expects that all of its foreign currency gains will be directly related to its principal business of investing in stocks and securities.

     As a regulated investment company, each Fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long- and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed, but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute. Furthermore, each Fund will be subject to a United States corporate income tax with respect to such distributed amounts in any year that it fails to qualify as a regulated investment company or fails to meet this distribution requirement.

     The Code imposes a 4% nondeductible excise tax on each Fund to the extent a Fund does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

     With regard to a Fund's investments in foreign securities, exchange control regulations may restrict repatriations of investment income and capital or the proceeds of securities sales by foreign investors such as a Fund and may limit a Fund's ability to pay sufficient dividends and to make sufficient distributions to satisfy the 90% and excise tax distribution requirements.

     If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by a Fund in computing its taxable income. In addition, in the event of a failure to qualify, a Fund's distributions, to the extent derived from a Fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Fund failed to qualify as a regulated investment company for a period greater than one taxable year, a Fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

     A Fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes.
Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of a Fund as a regulated investment company.

     Passive Foreign Investment Companies. If a Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by a Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains. If a Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, a Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to a Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a Fund would be required to obtain certain annual information from the passive foreign investment companies in which it invests, which may be difficult or not possible to obtain.

     Recently, legislation was enacted that provides a mark-to-market election for regulated investment companies effective for taxable years beginning after December 31, 1997. This election would result in a Fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, a Fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of a Fund, unless revoked with the consent of the IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC company stock. A Fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax. Each Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders
--------------------------------------

     Dividends and Distributions. Any dividend declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by a Fund not later than such December 31, provided that such dividend is actually paid by a Fund during January of the following calendar year. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). Each Fund currently expects to distribute any excess annually to its shareholders. However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, a Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

     Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of a Fund. Dividends and distributions paid by a Fund (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by a Fund) will not qualify for the deduction for dividends received by corporations. Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of a Fund, and as a capital gain thereafter (if the shareholder holds his shares of a Fund as capital assets).

     Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in the amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

     Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

     If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in a Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date a Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

     Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

     Backup Withholding. Each Fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends and distributions payable to shareholders who fail to provide a Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

     Notices. Shareholders will be notified annually by a Fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Dividends and Distributions") made by a Fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of a Fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by a Fund to its shareholders during the preceding taxable year.


Other Taxation
--------------

     Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL TAX CONSEQUENCES AFFECTING THE FUND AND ITS SHAREHOLDERS. SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE FUNDS.

                          DETERMINATION OF PERFORMANCE

     From time to time, a Fund may quote the total return of its shares in advertisements or in reports and other communications to shareholders. These figures are calculated by finding the average annual compounded rates of return for the one-, five- and ten- (or such shorter period as the shares have been offered) year periods that would equate the initial amount invested to the ending redeemable value according to the following formula: P (1 + T)n = ERV. For purposes of this formula, "P" is a hypothetical investment of $1,000; "T" is average annual total return; "n" is number of years; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- or ten-year periods (or fractional portion thereof). Total return or "T" is computed by finding the average annual change in the value of an initial $1,000 investment over the period and assumes that all dividends and distributions are reinvested during the period.

     A Fund may advertise, from time to time, comparisons of the performance of its shares with that of one or more other mutual funds with similar investment goals. A Fund may advertise average annual calendar year-to-date and calendar quarter returns, which are calculated according to the formula set forth in the preceding paragraph, except that the relevant measuring period would be the number of months that have elapsed in the current calendar year or most recent three months, as the case may be. Investors should note that this performance may not be representative of a Fund's total return in longer market cycles.

     The performance of Fund shares will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses allocable to it. As described above, total return is based on historical earnings and is not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives.
However, a Fund's performance will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time. Any fees charged by investment professionals or other financial intermediaries directly to their customers in connection with investments in Fund shares are not reflected in a Fund's total return, and such fees, if charged, will reduce the actual return received by customers on their investments.

                             PRINCIPAL STOCKHOLDERS

     As of the date of this Statement of Additional Information, Centurion owned 100% of the outstanding shares of each Fund. The shares were issued to Centurion for providing the initial seed capital to the Company. So long as Centurion owns more than 25% of the outstanding voting securities of a Fund, it may be deemed to control the Fund.

                               OTHER INFORMATION

Capital Stock
-------------

     Investors in a Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of a Fund will vote in the aggregate except where otherwise required by law. There will normally be no meetings of investors for the purpose of electing members of the Board unless and until such time as less than a majority of the members holding office have been elected by investors. Any director of the Company may be removed from office upon the vote of shareholders holding at least a majority of the Company's outstanding shares, at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Board member at the written request of holders of 10% of the outstanding shares of the Company.

     All shareholders of a Fund, upon liquidation, will participate ratably in the Fund's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of directors can elect all directors. Shares are transferable but have no preemptive, conversion or subscription rights.

Independent Accountant
----------------------

     KPMG Peat Marwick LLP ("KPMG"), with principal offices located at 345 Park Avenue, New York, NY 10154, serves as the independent accountant for the Company. The Statements of Assets and Liabilities, as of November 19, 1998, and the Statements of Operations, for the period ended November 19, 1998, of each Fund that appear in this Statement of Additional Information have been audited by KPMG, whose report thereon appears elsewhere herein and has been included herein in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.


Counsel
-------

     Willkie Farr & Gallagher serves as counsel for the Company, as well as counsel to Centurion.

Custodians and Transfer Agent
-----------------------------

     PNC Bank, National Association ("PNC"), located at 17th and Chestnut Streets, Philadelphia, PA 19103, and The Chase Manhattan Bank ("Chase"), located at 4 Chase MetroTech Center, Brooklyn, NY 11245, serve as co-custodians of each Fund's assets. Under their respective custody agreements with the Company, PNC and Chase are authorized to establish separate accounts for foreign securities owned by the Funds to be held with foreign branches of U.S. banks as well as certain foreign banks and securities depositories as sub-custodians of assets owned by the Funds.

     First Data Investor Services Group, Inc., located at Exchange Place, Boston, MA 02109, serves as the Company's transfer agent.

                              FINANCIAL STATEMENTS

     The Company's financial statement follows the Report of Independent Accountants.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

Commercial Paper Ratings
------------------------

     Commercial paper rated A-1 by Standard and Poor's Ratings Services ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Corporate Bond Ratings
----------------------

     The following summarizes the ratings used by S&P for corporate bonds:

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB - This is the lowest investment grade. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB, B and CCC - Debt rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

     B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

     To provide more detailed indications of credit quality, the ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

     D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     The following summarizes the ratings used by Moody's for corporate bonds:

     Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure.

While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B." The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C comprise the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                          Centurion U.S. Equity Fund
                      Statement of Assets and Liabilities
                               November 19, 1998


Assets:
     Cash                                                             $ 99,970
     Receivable from Advisor                                            37,000
                                                                      --------
     Total Assets                                                      136,970

Liabilities:
     Accrued Organization Expenses (Note 4)                             37,000
                                                                        ------

Net Assets (9,997 shares of $.001 par value shares of common stock
     issued and outstanding; 100,000,000 shares authorized)           $ 99,970
                                                                        ======

Net Asset Value per share                                            $   10.00
                                                                         =====


The accompanying notes are an integral part of these financial statements.

                          Centurion U.S. Equity Fund
                            Statement of Operations
                    For the period ended November 19, 1998


Investment Income                                       $    -

Expenses:

     Legal                                              34,000
     Audit                                               3,000
                                                       -------

Total Expenses                                          37,000

Reimbursement from Advisor                    (37,000)
                                              --------

Net Investment Income                                   $    -
                                                        ======





The accompanying notes are an integral part of these financial statements.

                          Centurion U.S. Equity Fund
                 Notes to Statement of Assets and Liabilities
                               November 19, 1998



NOTE 1

     The Centurion U.S. Equity Fund (the "Fund") is one of four portfolios of Centurion Funds, Inc. (the "Company"). The Company was incorporated in Maryland on August 20, 1998 and is registered under the Investment Company Act of 1940, as amended, as a open-end diversified management investment company.

     The only transactions of the Fund have been the initial sale of 9,997 shares of the Fund to Centurion Trust Company ("Centurion").

NOTE 2

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of the investment company taxable income to the shareholders of the Fund. Accordingly, no federal tax provisions are required.

NOTE 3

     The Fund has entered into an investment management and administrative agreement (the "Advisory Agreement") with Centurion (the "Advisor"). Pursuant to the terms of the Advisory Agreement, the Advisor will manage the investments and make investment decisions for the Fund. For these services, the Advisor is entitled to a monthly fee calculated at the annual rate of 0.75% on the first $25 million of the Fund's average daily net assets and 0.70% on the Fund's average daily net assets in excess of $25 million.

     The Fund has entered into an administration agreement with Mutual Management Corporation ("the "Administrator") to provide administrative services to the Fund. For these services, the Administrator is entitled to a monthly fee calculated at the annual rate of 0.20% of the Fund's average daily net assets.

NOTE 4

     The Advisor has set an expense cap of 1.50% of the Fund's average weekly net assets. Accordingly, the Advisor has agreed to reimburse the Fund for organizational expenses to the extent such expenses exceed the expense cap.

                         INDEPENDENT AUDITORS' REPORT


The Shareholder and Board of Directors of
Centurion Funds, Inc.


We have audited the accompanying statement of assets and liabilities of Centurion U.S. Equity Fund as of November 19, 1998, and the related statement of operations for the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of Centurion U.S. Equity Fund as of November 19, 1998, in conformity with generally accepted accounting principles.



                                                  KPMG Peat Marwick LLP


New York, New York
November 19, 1998

                      Centurion International Equity Fund
                      Statement of Assets and Liabilities
                               November 19, 1998


Assets:
     Cash                                                         $    10
     Receivable from Advisor                                       36,000
                                                                  -------
     Total Assets                                                  36,010

Liabilities:
     Accrued Organization Expenses (Note 4)                        36,000
                                                                   ------


Net Assets (1 share of $.001 par value share of common stock
     issued and outstanding; 100,000,000 shares authorized)      $     10
                                                                       ==

Net Asset Value per share                                        $  10.00
                                                                    =====


The accompanying notes are an integral part of these financial statements.

                      Centurion International Equity Fund
                            Statement of Operations
                    For the period ended November 19, 1998



Investment Income                                            $     -

Expenses:

     Legal                                                    33,000
     Audit                                                     3,000
                                                             -------

Total Expenses                                                36,000

Reimbursement from Advisor                          (36,000)
                                                    --------

Net Investment Income                                        $     -
                                                             =======


The accompanying notes are an integral part of these financial statements.

                      Centurion International Equity Fund
                 Notes to Statement of Assets and Liabilities
                               November 19, 1998



NOTE 1

     The Centurion International Equity Fund (the "Fund") is one of four portfolios of Centurion Funds, Inc. (the "Company"). The Company was incorporated in Maryland on August 20, 1998 and is registered under the Investment Company Act of 1940, as amended, as a open-end diversified management investment company.

     The only transactions of the Fund have been the initial sale of one share of the Fund to Centurion Trust Company ("Centurion").

NOTE 2

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of the investment company taxable income to the shareholders of the Fund. Accordingly, no federal tax provisions are required.

NOTE 3

     The Fund has entered into an investment management and administrative agreement (the "Advisory Agreement") with Centurion (the "Advisor"). Pursuant to the terms of the Advisory Agreement, the Advisor will manage the investments and make investment decisions for the Fund. For these services, the Advisor is entitled to a monthly fee calculated at the annual rate of 0.750% on the first $50 million of the Fund's average daily net assets, 0.725% of the next $50 million of the Fund's average daily net assets, and 0.700% on the Fund's average daily net assets in excess of $100 million.

     The Fund has entered into an administration agreement with Mutual Management Corporation ("the "Administrator") to provide administrative services to the Fund. For these services, the Administrator is entitled to a monthly fee calculated at the annual rate of 0.20% of the Fund's average daily net assets.

NOTE 4

     The Advisor has set an expense cap of 1.50% of the Fund's average weekly net assets. Accordingly, the Advisor has agreed to reimburse the Fund for organizational expenses to the extent such expenses exceed the expense cap.

                         INDEPENDENT AUDITORS' REPORT


The Shareholder and Board of Directors of
Centurion Funds, Inc.


We have audited the accompanying statement of assets and liabilities of Centurion International Equity Fund as of November 19, 1998, and the related statement of operations for the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of Centurion International Equity Fund as of November 19, 1998, in conformity with generally accepted accounting principles.



                                        KPMG Peat Marwick LLP


New York, New York
November 19, 1998

                          Centurion U.S. Contra Fund
                      Statement of Assets and Liabilities
                               November 19, 1998

Assets:
     Cash                                                           $    10
     Receivable from Advisor                                         36,000
                                                                    -------
     Total Assets                                                    36,010

Liabilities:
     Accrued Organization Expenses (Note 4)                          36,000
                                                                     ------


Net Assets (1 share of $.001 par value share of common stock
     issued and outstanding; 150,000,000 shares authorized)       $      10
                                                                         ==


Net Asset Value per share                                         $   10.00
                                                                      =====


The accompanying notes are an integral part of these financial statements.

                          Centurion U.S. Contra Fund
                            Statement of Operations
                    For the period ended November 19, 1998


Investment Income                                             $    -

Expenses:

     Legal                                                    33,000
     Audit                                                     3,000
                                                             -------

Total Expenses                                                36,000

Reimbursement from Advisor                                   (36,000)
                                                             -------

Net Investment Income                                         $    -
                                                             =======


The accompanying notes are an integral part of these financial statements.

                          Centurion U.S. Contra Fund
                 Notes to Statement of Assets and Liabilities
                               November 19, 1998



NOTE 1

     The Centurion U.S. Contra Fund (the "Fund") is one of four portfolios of Centurion Funds, Inc. (the "Company"). The Company was incorporated in Maryland on August 20, 1998 and is registered under the Investment Company Act of 1940, as amended, as a open-end diversified management investment company.

     The only transactions of the Fund have been the initial sale of one share of the Fund to Centurion Trust Company ("Centurion").

NOTE 2

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of the investment company taxable income to the shareholders of the Fund. Accordingly, no federal tax provisions are required.

NOTE 3

     The Fund has entered into an investment management and administrative agreement (the "Advisory Agreement") with Centurion (the "Advisor"). Pursuant to the terms of the Advisory Agreement, the Advisor will manage the investments and make investment decisions for the Fund. For these services, the Advisor is entitled to a monthly fee calculated at the annual rate of 1.20% of the Fund's average daily net assets.

     The Fund has entered into an administration agreement with Mutual Management Corporation ("the "Administrator") to provide administrative services to the Fund. For these services, the Administrator is entitled to a monthly fee calculated at the annual rate of 0.20% of the Fund's average daily net assets.

NOTE 4

     The Advisor has set an expense cap of 1.50% of the Fund's average weekly net assets. Accordingly, the Advisor has agreed to reimburse the Fund for organizational expenses to the extent such expenses exceed the expense cap.

                         INDEPENDENT AUDITORS' REPORT


The Shareholder and Board of Directors of
Centurion Funds, Inc.


We have audited the accompanying statement of assets and liabilities of Centurion U.S. Contra Fund as of November 19, 1998, and the related statement of operations for the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of Centurion U.S. Contra Fund as of November 19, 1998, in conformity with generally accepted accounting principles.



                                       KPMG Peat Marwick LLP


New York, New York
November 19, 1998

                      Centurion International Contra Fund
                      Statement of Assets and Liabilities
                               November 19, 1998


Assets:
     Cash                                                         $    10
     Receivable from Advisor                                       36,000
                                                                  -------
     Total Assets                                                  36,010

Liabilities:
     Accrued Organization Expenses (Note 4)                        36,000
                                                                   ------

Net Assets (1 share of $.001 par value share of common stock
     issued and outstanding; 150,000,000 shares authorized)       $    10
                                                                       ==


Net Asset Value per share                                         $ 10.00
                                                                    =====


The accompanying notes are an integral part of these financial statements.

                      Centurion International Contra Fund
                            Statement of Operations
                    For the period ended November 19, 1998



Investment Income                                       $     -

Expenses:

     Legal                                               33,000
     Audit                                                3,000
                                                        -------

Total Expenses                                           36,000

Reimbursement from Advisor                              (36,000)
                                                        -------

Net Investment Income                                   $     -
                                                        =======




The accompanying notes are an integral part of these financial statements.

                      Centurion International Contra Fund
                 Notes to Statement of Assets and Liabilities
                               November 19, 1998



NOTE 1

     The Centurion International Contra Fund (the "Fund") is one of four portfolios of Centurion Funds, Inc. (the "Company"). The Company was incorporated in Maryland on August 20, 1998 and is registered under the Investment Company Act of 1940, as amended, as a open-end diversified management investment company.

     The only transactions of the Fund have been the initial sale of one share of the Fund to Centurion Trust Company ("Centurion").

NOTE 2

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of the investment company taxable income to the shareholders of the Fund. Accordingly, no federal tax provisions are required.

NOTE 3

     The Fund has entered into an investment management and administrative agreement (the "Advisory Agreement") with Centurion (the "Advisor"). Pursuant to the terms of the Advisory Agreement, the Advisor will manage the investments and make investment decisions for the Fund. For these services, the Advisor is entitled to a monthly fee calculated at the annual rate of 1.20% of the Fund's average daily net assets.

     The Fund has entered into an administration agreement with Mutual Management Corporation ("the "Administrator") to provide administrative services to the Fund. For these services, the Administrator is entitled to a monthly fee calculated at the annual rate of 0.20% of the Fund's average daily net assets.

NOTE 4

     The Advisor has set an expense cap of 1.50% of the Fund's average weekly net assets. Accordingly, the Advisor has agreed to reimburse the Fund for organizational expenses to the extent such expenses exceed the expense cap.

                          INDEPENDENT AUDITORS' REPORT


The Shareholder and Board of Directors of
Centurion Funds, Inc.


We have audited the accompanying statement of assets and liabilities of Centurion International Contra Fund as of November 19, 1998, and the related statement of operations for the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of Centurion International Contra Fund as of November 19, 1998, in conformity with generally accepted accounting principles.



                                        KPMG Peat Marwick LLP


New York, New York
November 19, 1998

                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 23. Exhibits
         --------

Exhibit No.  Description of Exhibit
-----------  ----------------------
   (a)(1)         Articles of Incorporation.*

      (2)         Articles of Amendment of Articles of Incorporation.

   (b)            By-laws.*

   (c)            Form of Stock Certificate.

   (d)(1)         Form of Investment Advisory Agreement with Centurion Trust
                  Company ("Centurion") for the Centurion U.S. Equity Fund (the
                  "U.S. Equity Fund").

      (2)         Form of Investment Advisory Agreement with Centurion for the
                  Centurion International Equity Fund (the "International Equity
                  Fund").

      (3)         Form of Investment Advisory Agreement with Centurion for the
                  Centurion U.S. Contra Fund (the "U.S. Contra Fund").

      (4)         Form of Investment Advisory Agreement with Centurion for the
                  Centurion International Contra Fund (the "International Contra
                  Fund").

      (5)         Form of Sub-Advisory Agreement with Parametric Portfolio
                  Associates ("Parametric") for the U.S. Equity Fund.

      (6) Form of Sub-Advisory Agreement with BEA Associates ("BEA") for the U.S. Equity Fund.

      (7)         Form of Sub-Advisory Agreement with Friends Ivory & Sime, Inc.
                  ("FISI") for the International Equity Fund.

      (8)         Form of Sub-Advisory Agreement with BEA for the International
                  Equity Fund.

      (9)         Form of Sub-Advisory Agreement with BEA for the U.S. Contra
                  Fund.


      (10)        Form of Sub-Advisory Agreement with BEA for the International
                  Contra Fund.

   (e)            Form of Distribution Agreement with CFBDS, Inc. ("CFBDS").

   (f)            Not applicable.

   (g)(1)         Form of Custodian Agreement with PNC Bank, National
                  Association.

      (2)         Form of Custodian Agreement with The Chase Manhattan Bank.


   (h)(1)         Form of Transfer Agency and Service Agreement with First Data
                  Investor Services Group Inc.

      (2)         Form of Administration Agreement with Mutual Management
                  Corp.

      (3)         Form of Consulting Agreement with Salomon Smith Barney Inc.

   (i)(1)         Opinion and Consent of Willkie Farr & Gallagher, counsel to
                  Registrant.

      (2)         Opinion and Consent of Venable, Baetjer and Howard, LLP,
                  Maryland counsel to Registrant.

   (j)            Consent of KPMG Peat Marwick LLP, Independent Accountants.

   (k)            Not applicable.

   (l)            Purchase Agreement.

   (m)            Not applicable.

   (n)            Not applicable.

   (o)            Not applicable.

_____________

*    Incorporated by reference to Registrant's Registration Statement on Form
     N-1A filed on August 21, 1998.


Item 24.  Persons Controlled by or Under Common Control
          with Registrant
          ---------------------------------------------

          All of the outstanding shares of common stock of Registrant on the date Registrant's Registration Statement becomes effective will be owned by Centurion, which will have contributed Registrant's initial seed capital.

Item 25.  Indemnification
          ---------------

          Under Article VIII of the Articles of Incorporation (the "Articles"), the Directors and officers of Registrant shall not have any liability to Registrant or its stockholders for money damages, to the fullest extent permitted by Maryland law. This limitation on liability applies to events occurring at the time a person serves as a Director or officer of Registrant whether or not such person is a Director or officer at the time of any proceeding in which liability is asserted. No provision of Article VIII shall protect or purport to protect any Director or officer of Registrant against any liability to Registrant or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Registrant shall indemnify and advance expenses to its currently acting and its former Director to the fullest extent that indemnification of Directors and advancement of expenses to Directors is permitted by the Maryland General Corporation Law.

          Registrant shall indemnify and advance expenses to its officers to the same extent as its Directors and to such further extent as is consistent with such law. The Board of Directors may, through a by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

          Article V of the By-laws further limits the liability of the Directors by providing that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of Registrant, or is or was serving while a director or officer of Registrant at the request of Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by Registrant against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees)actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the Maryland General Corporation Law, the 1993 Act and the 1940 Act, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office.

          Additionally, with respect to indemnification against liability incurred by Registrant's distributor, reference is made to Paragraph 4.1 of the form of Distribution Agreement filed herewith. With respect to indemnification against liability incurred by Registrant's investment manager and sub-advisers, reference is made to Section 5 of each form of Investment Advisory Agreement and to Section 9 of each form of Sub-Advisory Agreement, respectively, filed herewith.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

          Centurion, an independent trust company organized under the laws of the State of Arizona, serves as investment manager to each of Registrant's Funds. Centurion also serves as a custodian to financial service companies and their clients. Gerard P. Dipoto, Jr. serves as President of Centurion, and Robert W. Doede, Werner E. Keller, Frank C. Meyer and Marcy C. Leonard serve on Centurion's board of directors. Mr. Dipoto has been President of Centurion since February 1997, before which he served as Executive Vice President of Investors Fiduciary Trust Company. In addition to serving as a Director of Centurion, Mr. Doede has been (i) Chairman of Centurion Capital Corporation, an affiliate of Centurion, since 1985; (ii) a Director of FundMinder Inc., an affiliate of Centurion, since 1991; (iii) Chairman of CCM Group Inc., an affiliate of Centurion, since 1997; and (iv) a representative of Managing Member of Schabacker/FundMinder Investment Advisors, LLC, an affiliate of Centurion, from 1995 to 1996. In addition to serving as a Director of Centurion, Mr. Keller has been (i) a Director of CCM Group Inc. since 1997; (ii) Chairman of FundMinder Inc. since June 1998; (iii) President of FundMinder Inc. from 1984 to June 1998; and (iv) a representative of Managing Member of Schabacker/FundMinder Investment Advisors, LLC from 1995 to 1996. In addition to serving as a Director of Centurion, Mr. Meyer is also President of Glenwood Investment Corp. Lastly, in addition to serving as a Director of Centurion, Ms. Leonard is also President of Compliance Dynamics.

          Parametric serves as co-sub-adviser to the U.S. Equity Fund. The list required by this Item 26 of officers and directors of Parametric, together with information as to their other businesses, professions, vocations or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Parametric (SEC File No. 801-48184) pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act").

          FISI serves as co-sub-adviser to the International Equity Fund. The list required by this Item 26 of officers and directors of FISI, together with information as to their other businesses, professions, vocations or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by FISI (SEC File No. 801-13750) pursuant to the Advisers Act.

          BEA serves as co-sub-adviser to each of the U.S. Equity Fund and the International Equity Fund, as well as sub-adviser to each of the U.S. Contra Fund and the International Contra Fund. The list required by this Item 26 of officers and directors of BEA, together with information as to their other businesses, professions, vocations or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by BEA (SEC File No. 801-37170) pursuant to the Advisers Act.

Item 27.  Principal Underwriter
          ---------------------

          (a) CFBDS serves as distributor for Registrant, as well as for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds, Global Horizons Investment Series (Cayman Island), Greenwich Street California Municipal Fund Inc., Greenwich Street Municipal Fund Inc., Greenwich Street Series Fund, High Income Opportunity Fund Inc., The Italy Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio II Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Puerto Rico Daily Liquidity Fund Inc., Puerto Rico Equity Index and Income Fund Inc., Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Intermediate Municipal Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Fund, Inc., Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Smith Barney Worldwide Special Fund N.V. (Netherlands Antilles), Travelers Series Fund Inc., The USA High Yield Fund N.V. (Netherlands Antilles), Worldwide Securities Limited (Bermuda), Zenix Income Fund Inc. and various series of unit investment trusts.

          In addition, CFBDS is also the distributor for CitiFunds(SM) International Growth & Income Portfolio, CitiFunds(SM) International Growth Portfolio, CitiFunds(SM) Intermediate Income Portfolio, CitiFunds(SM) Short-Term U.S. Government Income Portfolio, CitiFunds(SM) Large Cap Growth Portfolio, CitiFunds(SM) Cash Reserves, CitiFunds(SM) U.S. Treasury Reserves, CitiFunds(SM) Premium U.S. Treasury Reserves, CitiFunds(SM) Premium Liquid Reserves, CitiFunds(SM) Tax Free

Reserves, CitiFunds(SM) California Tax Free Reserves, CitiFunds(SM) Connecticut Tax Free Reserves, CitiFunds(SM) New York Tax Free Reserves, CitiFunds(SM) Balanced Portfolio, CitiFunds(SM) Small Cap Value Portfolio, CitiFunds(SM) Growth & Income Portfolio, CitiFunds(SM) Small Cap Growth Portfolio, CitiFunds(SM) National Tax Free Income Portfolio, CitiFunds(SM) New York Tax Free Income Portfolio, California Tax Free Income Portfolio, CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio, CitiSelect(R) VIP Folio 500, CitiFunds(SM) Small Cap Growth VIP Portfolio, CitiSelect(R) Folio 200, CitiSelect(R) Folio 300, CitiSelect(R) Folio 400, and CitiSelect(R) Folio
500. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

          In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc. and Salomon Brothers Variable Series Funds Inc.

          (b) The information required by this Item 27 relating to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS (SEC File No. 8-32417) pursuant to the Securities Exchange Act of 1934.

          (c)  None.

Item 28.  Location of Accounts and Records
          --------------------------------

          (1)  Centurion Trust Company
               2425 East Camelback Road -- Suite 530
               Phoenix, Arizona  85016-4228
               (records relating to its functions as
               investment adviser)

          (2)  Parametric Portfolio Associates
               7310 Columbia Center
               701 Fifth Avenue
               Seattle, Washington  98104-7090
               (records relating to its functions as sub-adviser)

          (3)  Friends Ivory & Sime, Inc.
               One World Trade Center -- Suite 2101
               New York, New York  10048-0080
               (records relating to its functions as sub-adviser)

          (4)  BEA Associates
               One Citicorp Center
               153 East 53rd Street
               New York, New York  10022
               (records relating to its functions as sub-adviser)

          (5)  Mutual Management Corp.
               388 Greenwich Street
               New York, New York  10013
               (records relating to its functions as
               administrator; Fund's Articles of Incorporation, By-laws and minute books)

          (6)  CFBDS, Inc.
               21 Milk Street, 5th Floor
               Boston, Massachusetts 02109
               (records relating to its functions as distributor)

          (7)  PNC Bank, National Association
               7th and Chestnut Streets
               Philadelphia, Pennsylvania 19103
               (records relating to its functions as co-custodian)

          (8)  The Chase Manhattan Bank
               4 Chase MetroTech Center
               Brooklyn, New York  11245
               (records relating to its functions as co-custodian)

          (9)  First Data Investor Services Group, Inc.
               Exchange Place
               Boston, Massachusetts  02109
               (records relating to its functions as transfer agent)

Item 29.  Management Services
          -------------------

          Not applicable.

Item 30.  Undertakings.
          ------------

          Not applicable.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Phoenix and the State of Arizona, on this 30th day of November, 1998.

                            CENTURION FUNDS, INC.

                            By:/s/ Gerard P. Dipoto, Jr.
                               ----------------------------------
                               Gerard P. Dipoto, Jr.
                               President & Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                                                Title                        Date
----------------------------------------  -----------------------------------  -------------------

----------------------------------------
/s/ Gerard P. Dipoto, Jr.                 Chairman of the Board, President &            11/30/98
----------------------------------------  Chief Executive Officer                       --------
Gerard P. Dipoto, Jr.

/s/ Ron A. Link                           Treasurer                                     11/30/98
----------------------------------------                                                --------
Ron A. Link

/s/ Irving P. David                       Controller                                    11/30/98
----------------------------------------                                                --------
Irving P. David

/s/ Paul A. Monroe                        Vice President                                11/30/98
----------------------------------------                                                --------
Paul A. Monroe

/s/ Charles P. Dickinson                  Director                                      11/30/98
----------------------------------------                                                --------
Charles P. Dickinson

/s/ Timothy E. Kloenne                    Director                                      11/30/98
----------------------------------------                                                --------
Timothy E. Kloenne

/s/ Joseph F. Smith                       Director                                      11/30/98
----------------------------------------                                                --------
Joseph F. Smith

/s/ Thomas M. Smith                       Director                                      11/30/98
----------------------------------------                                                --------
Thomas M. Smith


                               INDEX TO EXHIBITS
                               -----------------

Exhibit No.                  Description of Exhibit
-----------                  ----------------------
   (a)(2)                    Articles of Amendment of Articles of Incorporation

   (c)                       Form of Stock Certificate

   (d)(1)                    Form of Investment Advisory Agreement with
                             Centurion Trust Company ("Centurion") for the
                             Centurion U.S. Equity Fund (the "U.S. Equity Fund")

       (2)                   Form of Investment Advisory Agreement with
                             Centurion for the Centurion International Equity
                             Fund (the "International Equity Fund")

       (3)                   Form of Investment Advisory Agreement with
                             Centurion for the Centurion U.S. Contra Fund (the
                             "U.S. Contra Fund")

       (4)                   Form of Investment Advisory Agreement with
                             Centurion for the Centurion International Contra
                             Fund (the "International Contra Fund")

       (5)                   Form of Sub-Advisory Agreement with Parametric
                             Portfolio Associates for the U.S. Equity Fund

       (6)                   Form of Sub-Advisory Agreement with BEA Associates
                             ("BEA") for the U.S. Equity Fund

       (7)                   Form of Sub-Advisory Agreement with Friends Ivory &
                             Sime, Inc. for the International Equity Fund

       (8)                   Form of Sub-Advisory Agreement with BEA for the
                             International Equity Fund

       (9)                   Form of Sub-Advisory Agreement with BEA for the
                             U.S. Contra Fund

       (10)                  Form of Sub-Advisory Agreement with BEA for the
                             International Contra Fund

   (e)                       Form of Distribution Agreement with CFBDS, Inc.

   (g)(1)                    Form of Custodian Agreement with PNC Bank, National
                             Association

       (2)                   Form of Custodian Agreement with The Chase
                             Manhattan Bank

   (h)(1)                    Form of Transfer Agency and Service Agreement with
                             First Data Investor Services Group Inc.

       (2)                   Form of Administration Agreement with Mutual
                             Management Corp.

       (3)                   Form of Consulting Agreement with Salomon Smith
                             Barney Inc.

   (i)(1) Opinion and Consent of Willkie Farr & Gallagher, counsel to Registrant

       (2)                   Opinion and Consent of Venable, Baetjer and Howard,
                             LLP, Maryland counsel to Registrant

   (j)                       Consent of KPMG Peat Marwick LLP, Independent
                             Accountants

   (l)                       Purchase Agreement